UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
———————————–
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
—————————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

THE FBR FUNDS

FBR Pegasus FundTM
FBR Large Cap Financial Fund
FBR Large Cap Technology Fund
FBR Small Cap Fund
FBR Small Cap Financial Fund
FBR Small Cap Technology Fund
FBR Gas Utility Index Fund
FBR Fund for Government Investors

Semi-Annual Report
April 30, 2006

The FBR Funds

Semi-Annual Letter to Shareholders

Dear Shareholder:

The market, our Funds, and their relevant benchmark indices all generated positive returns during the first six months of the Funds’ current fiscal year. We are certainly pleased our Funds managed to participate in the rising tide of the market, which, as investors, you should expect. However, we do not hang our hats on short-term performance. Rather, as money managers, we take this opportunity to remain focused on our investment process and discipline that carried us to this point. You can find a more detailed discussion of each Fund’s performance following this letter.

From a business and operational perspective, we managed to carry the momentum created last fiscal year through the first half of this fiscal year. In November, we successfully launched the FBR Pegasus FundTM (FBRPX), the seventh member of our equity fund product line-up. The Pegasus Fund is designed to act as a core component of any diversified financial plan. I encourage you to discuss with your financial advisor how the Pegasus Fund, along with our other Funds, may complement your portfolio. In an effort to keep costs going in the right direction, FBR Fund Advisers adopted and implemented a new operating expense structure. The benefits are already evident in the lower fund expense ratios detailed in the financial highlights section of this report. Finally, in February, we announced the shareholder approval and completion of the reorganization of the FBR Maryland and Virginia Tax-Free Portfolios into the MTB Group of Funds.

You may recall we closed the FBR Small Cap Fund (FBRVX) to new investors as of October 1, 2004. I would like to take this opportunity to remind you that existing shareholders retain the ability to make additional contributions to their accounts as long as they were established prior to the closing. I would also like to point out that the Fund remains open to all new tax-advantaged accounts. Please contact shareholder services at 888.888.0025 if you would like further information.

As always, we thank you for the trust you have placed in our Funds. We welcome and encourage your questions and comments. You can reach us via e-mail at funds@fbr.com.

Sincerely,

David Ellison
President and Trustee
The FBR Funds

There are risks associated with investing in The FBR Funds. Each Fund, except the Fund for Government Investors, invests primarily in equity securities, therefore, fluctuations in the stock market, as well as in the value of particular equity securities held by the Funds, can affect each Fund’s performance. For further information about the risks associated with each Fund, please refer to the Funds’ prospectus.

The FBR Funds

FBR Pegasus FundTM
Management Overview

Co-Portfolio Managers: Robert C. Barringer, CFA, Ryan Kelley, CFA, and Winsor Aylesworth

How did the Fund perform?

The Pegasus Fund appreciated 14.55% from its inception on November 15, 2005 through April 30, 2006. During this time period, the S&P 500 Composite Index and the Lipper Multi-Cap Value Index returned 7.52% and 9.94%, respectively.

What factors contributed to the Fund’s performance?

The Fund’s outperformance can be attributed to overweight positions in the energy, industrials, and basic materials sectors and underweight positions in the healthcare, consumer staples and consumer discretionary sectors. During this initial time period, our investment process led us to position the portfolio in this manner as the companies in the former list of sectors contained the highest degree of financial strength, attractive valuation, and proven records of consistent growth.

What is the outlook for the Fund?

Guided by our sensible and disciplined investment process, we feel confident that the outlook for the Fund is bright. The Fund’s broad investment mandate provides the flexibility to invest in securities from a wide market spectrum in search of suitable investment opportunities. That means we can always migrate the portfolio over time, to those companies and sectors which are most attractive based on our process.

Although the sectors and companies in which the Fund is invested have provided solid performance over this reporting period, we currently believe that they remain attractively valued. Energy, industrials, basic materials and utilities, in particular, are areas that continue to be characterized by low debt, reasonable valuations and the continued growth in book value that we look for through our investment selection process.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Pegasus FundTM

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2006(4)
Cumulative Since Inception(5)

FBR Pegasus FundTM(1)(2)	14.55%
S&P 500 Composite Index(1)(3)	7.52%
Lipper Multi-Cap Value Index(1)(3)	9.94%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Multi-Cap Value Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
S&P 500 Composite Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Lipper Multi-Cap Value Index is an equally weighted index of the largest thirty funds within the multi-cap value fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period November 15, 2005 (commencement of investment operations) through April 30, 2006.

The FBR Funds

FBR Pegasus FundTM
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 94.8%
	Airlines — 2.3%
7,667	Southwest Airlines Co.	$124,359

	Audio and Video Equipment — 3.8%
4,212	Sony Corp. ADR	206,135

	Auto and Truck Parts — 1.5%
1,015	Magna International, Inc., Class A	79,627

	Banks - Regional — 1.1%
531	Bank of Montreal	30,798
185	Comerica, Inc.	10,521
430	KeyCorp	16,435

		57,754

	Communications Services — 0.9%
1,939	AT&T, Inc.	50,821

	Computer Peripherals — 3.0%
2,092	Canon, Inc. ADR	158,574

	Construction Services — 0.9%
529	Lennar Corp., Class A	29,058
538	Toll Brothers, Inc.*	17,297

		46,355

	Electric Utilities — 2.8%
548	Constellation Energy Group, Inc.	30,096
3,026	Edison International	122,281

		152,377

	Electronic Instruments and Controls — 2.9%
2,450	LG.Philips LCD Company Ltd. ADR*	51,573
1,233	TDK Corp. ADR	102,869

		154,442

	Food Processing — 1.4%
2,132	Archer Daniels Midland Co.	77,477

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Insurance - Accident and Health — 0.8%
419	Assurant, Inc.	$20,183
1,024	UnumProvident Corp.	20,798

		40,981

	Insurance - Life — 7.1%
1,540	Genworth Financial, Inc., Class A	51,128
570	Lincoln National Corp.	33,106
2,414	MetLife, Inc.	125,769
901	Principal Financial Group, Inc.	46,230
1,622	Prudential Financial, Inc.	126,727

		382,960

	Insurance - Property and Casualty — 11.7%
1,029	ACE Ltd.	57,151
2,445	American International Group, Inc.	159,535
815	CNA Financial Corp.*	26,194
207	Everest Re Group Ltd.	18,837
840	Loews Corp.	89,166
395	Safeco Corp.	20,501
1,348	The Chubb Corp.	69,476
989	The Hartford Financial Services Group, Inc.	90,919
2,219	The St. Paul Travelers Companies, Inc.	97,702

		629,481

	Investment Services — 4.2%
2,406	Morgan Stanley	154,706
478	The Bear Stearns Companies, Inc.	68,120

		222,826

	Iron and Steel — 3.1%
2,213	Mittal Steel Company N.V., Class A NYS	82,965
1,205	United States Steel Corp.	82,543

		165,508

	Metal Mining — 5.2%
2,068	Inco Ltd	116,780
1,880	Phelps Dodge Corp.	162,037

		278,817

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Oil and Gas Operations — 18.0%
1,855	Anadarko Petroleum Corp.	$194,441
2,927	Apache Corp.	207,962
1,700	Chevron Corp.	103,734
800	Marathon Oil Corp.	63,488
1,290	Occidental Petroleum Corp.	132,535
2,218	Royal Dutch Shell PLC, Class A ADR	151,112
2,392	Sempra Energy	110,080

		963,352

	Photography — 1.0%
1,625	Fuji Photo Film Company Ltd. ADR	55,413

	Railroads — 11.8%
1,480	Canadian Pacific Railway Ltd.	78,647
2,161	CSX Corp	148,007
3,814	Norfolk Southern Corp.	205,955
2,168	Union Pacific Corp.	197,743

		630,352

	Retail - Specialty — 1.5%
1,504	Costco Wholesale Corp.	81,863

	Savings and Loans - Savings Banks — 0.9%
650	Golden West Financial Corp.	46,716

	Semiconductors — 8.9%
1,359	Freescale Semiconductor, Inc., Class B*	43,040
1,735	Kyocera Corp. ADR	162,881
6,635	Micron Technology, Inc.*	112,596
8,700	STMicroelectronics N.V. NYS	159,210

		477,727

	Total Common Stocks (Cost $4,775,506)	5,083,917

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENTS — 6.1%
$325,000	With Mizuho Securities, Inc. dated 4/28/06 at 4.62% to be repurchased at $325,125 on 5/1/06, collateralized by U.S. Treasury Bond, 7.25% due 5/15/06, value $173,415; U.S. Treasury Bond, 8.75% due 8/15/20, value $39,122; U.S. Treasury Note, 2.625% due 11/15/06, value $119,580 (Cost $325,000)	$325,000

	Total Investments — 100.9%
	(Cost $5,100,506)	5,408,917

	Liabilities Less Other Assets — (0.9%)	(45,922)

	Net Assets — 100.0%	$5,362,995

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Large Cap Financial Fund
Management Overview

Portfolio Manager: David Ellison

How did the Fund perform?

For the six-month period ended April 30, 2006, the FBR Large Cap Financial Fund returned 9.88%. This compares to the S&P 500 Composite Index and the Lipper Financial Services Fund Index, which returned 9.64% and 13.34%, respectively, for the same period.

What factors contributed to the Fund’s performance?

As indicated above, the Fund performed slightly better than the S&P 500 Composite Index and underperformed the Lipper Financial Services Fund Index for the six-months ended April 30, 2006. Being underweight in brokerage related stocks hurt performance during the period. I have always tended to overweight the more traditional bank and thrift companies which have been fighting interest rate increases and yield curve flattening. I will continue to overweight the Fund’s holdings in the more traditional bank and thrift business models because, over time, I expect they will deliver superior earnings growth ahead of, and with less volatility than, competing models in the financial services sector.

What is the outlook for the Fund and the financial services sector?

A number of concerns surrounding the financial services industry has weighed heavily on financial stock valuations over the last couple of years. These concerns include 1) rising short-term interest rates, 2) the flattening yield curve (the difference between long and short dated debt securities), 3) possible credit problems associated with a slow down or decline in the residential housing market, 4) pricing pressure in capital market activities, most noticeably on stock trading commission rates, 5) sluggish commercial loan demand, and finally 6) anemic merger and acquisition activity.

In spite of all these concerns, industry fundamentals remain favorable and the outlook is for conditions to persist. The industry has been well aware of, and consequently prepared for, the current rising rate environment and the potential credit problems based on their operating experience through previous cycles. Also, the regulators have been focused on these concerns and have pushed for conservative positioning in the industry relative to interest rates and credit behavior. I believe the financial services sector will do better relative to the market as these concerns are addressed or resolved by the companies, regulators, and the Federal Reserve.

I will continue to concentrate the Fund’s holdings in financial stocks that follow low risk business strategies and trade at below average peer valuations. This strategy has the intended effect of reducing potential downside performance associated with macro market changes like interest rates and credit. It will also provide the best opportunity to perform well over the long term as these companies continue to deliver consistent earnings growth.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Large Cap Financial Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2006(4)
			Annualized
		Annualized	Since
	One Year	Five Year	Inception(5)

FBR Large Cap Financial Fund(1)(2)	11.62%	8.18%	11.52%
S&P 500 Composite Index(1)(3)	15.41%	2.70%	7.87%
Lipper Financial Services Fund Index(1)(3)	22.96%	8.43%	11.14%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Financial Services Fund Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
S&P 500 Composite Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Lipper Financial Services Fund Index is an equally weighted index of the largest thirty funds within the financial services fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)
For the period January 3, 1997 (commencement of investment operations) through April 30, 2006. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 96.3%
	Banks - Commercial — 15.2%
24,000	Comerica, Inc.	$1,364,880
37,000	KeyCorp	1,414,140
18,000	SunTrust Banks, Inc.	1,391,940
3,000	UnionBanCal Corp.	210,270

		4,381,230

	Banks - Money Centers — 10.5%
24,000	Bank of America Corp.	1,198,080
22,000	Citigroup, Inc.	1,098,900
12,000	Wachovia Corp.	718,200

		3,015,180

	Banks - Regional — 9.4%
4,000	First Horizon National Corp.	169,680
87,000	Mitsubishi UFJ Financial Group, Inc. ADR	1,362,420
28,000	National City Corp.	1,033,200
6,000	Susquehanna Bancshares, Inc.	143,220

		2,708,520

	Financial Services — 26.7%
3,000	Capital One Financial Corp.	259,920
17,000	CIT Group, Inc.	918,170
5,000	Countrywide Financial Corp.	203,300
14,000	Fannie Mae (Federal National Mortgage)	708,400
22,000	Freddie Mac (Federal Home Loan)	1,343,320
32,000	JP Morgan Chase & Co	1,452,160
8,500	Merrill Lynch & Company, Inc.	648,210
15,000	Morgan Stanley	964,500
6,000	The Bear Stearns Companies, Inc.	855,060
2,300	The Goldman Sachs Group, Inc.	368,667

		7,721,707

	Insurance - Accident and Health — 2.8%
39,000	UnumProvident Corp.	792,090

	Insurance - Life — 11.9%
4,000	Conseco, Inc.*	101,000
20,000	Genworth Financial, Inc., Class A	664,000

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Insurance - Life — 11.9% (continued)
6,000	Lincoln National Corp.	$348,480
16,000	MetLife, Inc.	833,600
15,000	Principal Financial Group, Inc.	769,650
9,000	Prudential Financial, Inc.	703,170

		3,419,900

	Insurance - Property and Casualty — 5.8%
3,000	Cincinnati Financial Corp.	127,920
29,000	CNA Financial Corp.*	932,060
5,000	The Hartford Financial Services Group, Inc.	459,650
3,000	The PMI Group, Inc.	138,450

		1,658,080

	Savings and Loans - Savings Banks — 14.0%
46,000	Astoria Financial Corp.	1,440,720
21,000	Golden West Financial Corp.	1,509,270
28,000	Sovereign Bancorp, Inc.	620,760
7,000	Washington Mutual, Inc.	315,420
3,000	Webster Financial Corp.	140,850

		4,027,020

	Total Common Stocks (Cost $23,228,441)	27,723,727

PAR

	REPURCHASE AGREEMENTS — 3.7%
$1,058,000	With Mizuho Securities, Inc. dated 4/28/06 at 4.62% to be repurchased at $1,058,407
	on 5/1/06, collateralized by U.S. Treasury Bond, 7.25% due 5/15/06, value $564,533;
	U.S. Treasury Bond, 8.75% due 8/15/20, value $127,358; U.S. Treasury Note,
	2.625% due 11/15/06, value $389,280 (Cost $1,058,000)	1,058,000

	Total Investments — 100.0% (Cost $24,286,441)	28,781,727
	Liabilities Less Other Assets — N.M.	(8,473)

	Net Assets — 100.0%	$28,773,254

*	Non-income producing security
ADR	American Depositary Receipts
N.M.	Not Meaningful

The accompanying notes are an integral part of the financial statements.

14

The FBR Funds

FBR Large Cap Technology Fund
Management Overview

Portfolio Managers: David Ellison and Winsor Aylesworth

How did the Fund perform?

For the six-month period ended April 30, 2006, the FBR Large Cap Technology Fund appreciated 17.56%. This compares to the S&P 500 Composite Index, the NASDAQ Composite Index and the Lipper Science & Technology Fund Index, which returned 9.64%, 10.02%, and 13.22%, respectively, for the same period.

What factors contributed to the Fund’s performance?

The Fund’s overall conservative investment philosophy continues to reward investors with above average performance. We continue to invest and maintain investments in the larger technology companies with minimal debt, a history of profits and a track record of growing book value.

As we mentioned in the last annual report, the technology sector tends to perform in line with the overall economy of not only the United States, but of the world. The last six months have been a period of modest growth in most of the major economies of the world, which has helped the Fund’s performance. This has been somewhat offset by a generally rising interest rate environment with few new “must have” consumer electronics.

What is the outlook for the Fund and the technology sector?

Indications are that the next six months may be a period of modest performance for the technology sector as we await the release of new products from such vendors as Sony, Microsoft, Nokia and Canon. Semiconductor companies in particular are facing overall pricing pressures and some supply management issues. Long term, the sector is unlike any other in that it covers an area that thrives in providing new cost effective solutions to the problems of businesses and the enjoyment of one’s personal life. Although the “iPod” phenomena may have peaked, by owning a diversified portfolio of quality large cap technology companies, fellow investors should be well rewarded as we await the next great discovery.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Large Cap Technology Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2006(4)
		Annualized
		Since
	One Year	Inception(5)

FBR Large Cap Technology Fund(1) (2)	30.73%	10.07%
S&P 500 Composite Index(1) (3)	15.41%	5.57%
NASDAQ Composite Index(1) (3)	21.89%	5.30%
Lipper Science & Technology Fund Index(1) (3)	28.04%	1.66%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Science & Technology Fund Index which reflects fund expenses.
(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3)	S&P 500 Composite Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The Lipper Technology & Science Fund Index is an equally weighted index of the largest thirty funds within the science and technology fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.
(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period February 1, 2002 (commencement of investment operations) through April 30, 2006.

The FBR Funds

FBR Large Cap Technology Fund
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 98.2%
	Audio and Video Equipment — 2.6%
13,300	Sony Corp.ADR	$650,902

	Biotechnology and Drugs — 6.7%
1,375	ALTANA AG ADR	86,804
3,100	AmerisourceBergen Corp.	133,765
8,300	Merck & Co., Inc.	285,686
10,955	Novartis AG ADR	630,022
26,375	Schering-Plough Corp.	509,565

		1,645,842

	Capital Goods - Miscellaneous — 1.0%
2,400	Cummins, Inc.	250,800

	Communications Equipment — 7.0%
12,850	Comverse Technology, Inc.*	291,053
6,800	LM Ericsson Telephone Co. ADR	241,196
48,500	Motorola, Inc.	1,035,474
6,425	Nokia Oyj ADR	145,591

		1,713,314

	Communications Services — 4.2%
39,625	AT&T, Inc.	1,038,571

	Computer Hardware — 2.1%
3,850	Apple Computer, Inc.*	271,002
3,080	International Business Machines Corp.	253,607

		524,609

	Computer Peripherals — 5.0%
14,250	Canon, Inc. ADR	1,080,150
4,500	Hewlett-Packard Co	146,115

		1,226,265

	Computer Services — 3.7%
9,200	Computer Sciences Corp.*	538,660
9,300	NCR Corp.*	366,420

		905,080

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Computer Storage Devices — 6.2%
33,575	EMC Corp.*	$453,598
7,500	SanDisk Corp.*	478,725
22,800	Seagate Technology*	605,568

		1,537,891

	Electronic Instruments and Controls — 15.5%
20,040	Agilent Technologies, Inc.*	769,937
10,025	American Power Conversion Corp.	222,956
6,000	Arrow Electronics, Inc.*	217,200
27,500	AU Optronics Corp. ADR	451,825
8,675	Jabil Circuit, Inc.*	338,238
36,500	LG.Philips LCD Company Ltd. ADR*	768,325
8,400	Molex, Inc.	311,808
42,100	Solectron Corp.*	168,400
6,875	TDK Corp. ADR	573,581

		3,822,270

	Personal and Household Products — 3.0%
14,975	McKesson Corp.	727,635

	Photography — 0.9%
6,690	Fuji Photo Film Company Ltd. ADR	228,129

	Retail - Catalog and Mail Order — 0.9%
3,800	CDW Corp	226,176

	Scientific and Technical Instruments — 0.7%
5,800	Applera Corp. - Applied Biosystems Group	167,272

	Semiconductors — 36.0%
21,650	Advanced Micro Devices, Inc.*	700,378
18,475	Analog Devices, Inc.	700,572
34,050	Applied Materials, Inc.	611,198
27,000	Flextronics International Ltd.*	306,720
19,642	Freescale Semiconductor, Inc., Class B*	622,062
35,000	Infineon Technologies AG ADR*	427,700
44,700	Intel Corp.	893,105

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Semiconductors — 36.0% (continued)
9,675	KLA-Tencor Corp.	$465,948
9,000	Kyocera Corp. ADR	844,920
30,950	Micron Technology, Inc.*	525,222
3,075	National Semiconductor Corp.	92,189
8,700	Novellus Systems, Inc.*	214,890
45,200	STMicroelectronics N.V. NYS	827,160
44,000	Taiwan Semiconductor Manufacturing Company Ltd. ADR	461,120
20,500	Texas Instruments, Inc.	711,555
17,100	Xilinx, Inc.	473,157

		8,877,896

	Software and Programming — 2.7%
15,200	Check Point Software Technologies Ltd.*	294,120
23,400	Compuware Corp.*	179,712
7,500	Microsoft Corp.	181,125

		654,957

	Total Common Stocks (Cost $22,232,728)	24,197,609

PAR

	REPURCHASE AGREEMENTS — 2.9%
$706,000	With Mizuho Securities, Inc. dated 4/28/06 at 4.62% to be repurchased at
	$706,272 on 5/1/06, collateralized by U.S. Treasury Bond, 7.25% due 5/15/06,
	value $376,711; U.S. Treasury Bond, 8.75% due 8/15/20, value $84,986; U.S. Treasury
	Note, 2.625% due 11/15/06, value $259,765 (Cost $706,000)	706,000

	Total Investments — 101.1%
	(Cost $22,938,728)	24,903,609
	Liabilities Less Other Assets — (1.1%)	(279,946)

	Net Assets — 100.0%	$24,623,663

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares

The accompanying notes are an integral part of the financial statements.

20

The FBR Funds

FBR Small Cap Fund
Management Overview

Portfolio Manager: Charles T. Akre, Jr.

How did the Fund perform?

For the six-month period ended April 30, 2006, the FBR Small Cap Fund appreciated 23.33%. This compares to the Russell 2000 Index and the Lipper Small Cap Growth Index, which returned 18.93% and 18.53%, respectively, for the same period.

What factors contributed to the Fund’s performance?

During the first six months of the Fund’s 2006 fiscal year, I reduced the overall number of Fund holdings by about a third from a year earlier, thereby increasing the concentration of assets in the top holdings. As of the end of this reporting period, the top ten positions accounted for seventy percent of the Fund’s total assets. While many of these businesses were growing real economic value on a per share basis in 2005, their individual market prices were not reflective of that growth. In 2006, the share prices have more accurately reflected the solid underlying results being achieved by the companies held in the Fund’s portfolio, which helped the Fund’s performance.

As I have written in the past, I expect the majority of the growth in the value of the Fund’s assets to be driven by the underlying economics of the individual companies the Fund owns, which from time to time may or may not be fully reflected in the price of the stock.

What is the outlook for the Fund and the small cap sector?

After almost seven years of outperformance, it is a widely held belief that small-cap stocks have had their run. Many investors are now focusing their attention on the old-fashioned large-cap growth stocks because many feel they can be purchased at very modest valuations. As I have said in the past, I do not spend a lot of time analyzing market trends and my investment process is exactly the same through each and every market cycle.

You may recall that as part of our discipline I have always been unwilling to “pay-up” for any business, regardless of its market cap size and industry sector. So, I will continue to search for those few outstanding businesses which meet the investing requirements, and buy them only when attractively priced. Many companies are more attractive at the time this letter was written than at April 30th.

The Fund’s mandate is to focus on companies with market caps of less than three billion, and I will continue to focus our seasoned, bottom-up investment process in that universe of the market.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Small Cap Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices (1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2006(4)
			Annualized
		Annualized	Since
	One Year	Five Year	Inception(5)

FBR Small Cap Fund(1)(2)	27.08%	21.66%	18.03%
Russell 2000 Index(1)(3)	33.47%	10.90%	9.72%
Lipper Small Cap Growth Index(1)(3)	32.48%	5.92%	7.71%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Small Cap Growth Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market-capitalization. The Lipper Small Cap Growth Index is an equally weighted index of the largest thirty funds within the small-cap fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)
For the period January 3, 1997 (commencement of investment operations) through April 30, 2006. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

The FBR Funds

FBR Small Cap Fund
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 93.8%
	Biotechnology and Drugs — 0.4%
228,100	Bradley Pharmaceuticals, Inc.*	$3,385,004

	Casinos and Gaming — 33.1%
1,600,000	Bally Technologies, Inc.*	28,640,000
49,882	Florida Gaming Corp.*	773,171
20,000	International Game Technology	758,600
212,300	Isle of Capri Casinos, Inc.*	6,623,760
992,000	Monarch Casino & Resort, Inc.*†	31,228,160
4,100,000	Penn National Gaming, Inc.*	166,952,000
1,471,407	Pinnacle Entertainment, Inc.*	40,169,411
157,500	Shuffle Master, Inc.*	5,819,625
250,000	Station Casinos, Inc.	19,270,000

		300,234,727

	Communications Services — 15.4%
4,107,256	American Tower Corp., Class A*	140,221,720

	Construction - Supplies and Fixtures — 5.0%
730,850	American Woodmark Corp.	25,404,346
514,600	Simpson Manufacturing Company, Inc.	20,578,854

		45,983,200

	Construction Services — 4.0%
566,666	D.R. Horton, Inc.	17,011,313
600,000	Toll Brothers, Inc.*	19,290,000

		36,301,313

	Consumer Financial Services — 2.9%
873,000	AmeriCredit Corp.*	26,434,440
28,200	White River Capital, Inc.*	422,295

		26,856,735

	Electric Utilities — 1.9%
1,000,000	The AES Corp.*	16,970,000

	Insurance - Miscellaneous — 1.9%
50,000	Brown & Brown, Inc.	1,561,500
393,500	Hilb Rogal and Hobbs Co.	16,086,280

		17,647,780

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Insurance - Property and Casualty — 10.3%
80	Berkshire Hathaway, Inc., Class B*	$236,160
12,700	Fairfax Financial Holdings Ltd.	1,542,542
61,000	Investors Title Co.	2,623,610
255,400	Markel Corp.*	89,198,450

		93,600,762

	Office Equipment — 2.2%
542,700	Global Imaging Systems, Inc.*	20,269,845

	Oil and Gas Operations — 2.6%
361,719	MarkWest Hydrocarbon, Inc.	8,319,537
211,800	Penn Virginia Corp.	15,308,904

		23,628,441

	Real Estate Operations — 0.3%
116,900	W.P. Carey & Co. LLC	3,169,159

	Recreational Activities — 0.8%
603,800	Dover Motorsports, Inc.	3,646,952
60,000	International Speedway Corp., Class A	2,951,400
19,000	International Speedway Corp., Class B	936,225

		7,534,577

	Retail - Specialty — 11.9%
3,445,336	99 Cents Only Stores*	41,102,858
107,900	Big 5 Sporting Goods Corp.	1,999,387
1,500,000	CarMax, Inc.*	52,965,001
356,508	O’Reilly Automotive, Inc.*	12,078,491

		108,145,737

	Software and Programming — 0.1%
32,000	MICROS Systems, Inc.*	1,337,600

	Transportation Services — 1.0%
464,997	Dynamex, Inc.*	8,955,842

	Total Common Stocks (Cost $470,604,781)	854,242,442

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	PREFERRED STOCK — 0.5%
	Insurance - Life — 0.5%
200,000	ING Groep N.V., 6.125% (Cost $5,000,000)	$4,616,000

PAR

	REPURCHASE AGREEMENTS — 6.0%
$54,403,000	With Mizuho Securities, Inc. dated 4/28/06 at 4.62% to be repurchased at $54,423,945
	on 5/1/06, collateralized by U.S. Treasury Bond, 7.25% due 5/15/06, value
	$29,028,639; U.S. Treasury Bond, 8.75% due 8/15/20, value $6,548,843;
	U.S. Treasury Note, 2.625% due 11/15/06, value $20,016,999 (Cost $54,403,000)	54,403,000

	Total Investments — 100.3% (Cost $530,007,781)	913,261,442

	Liabilities Less Other Assets — (0.3%)	(2,654,808)

	Net Assets — 100.0%	$910,606,634

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Financial Fund
Management Overview

Portfolio Manager: David Ellison

How did the Fund perform?

For the six-month period ended April 30, 2006, the FBR Small Cap Financial Fund returned 10.70%. This compares to the Russell 2000 Index and the Lipper Financial Services Fund Index, which returned 18.93% and 13.34%, respectively, for the same period.

What factors contributed to the Fund’s performance?

The Fund underperformed the relevant indices for the six-months ended April 30, 2006. Being underweight in the less traditional and more diversified financial services companies, which performed better during this rising rate environment, detracted from Fund performance. I have always tended to overweight the more traditional bank and thrift companies, especially in this Fund, and it was not productive during this period. I will maintain the strategy of overweighting the Fund’s holdings in the bank and thrift business models because, over time, I expect them to deliver solid earnings growth, without as much volatility as the less traditional financial models.

What is the outlook for the Fund and the financial services sector?

A number of concerns surrounding the entire financial services industry has weighed on financial stock valuations over the last couple of years. These concerns include 1) rising short-term interest rates, 2) the flattening yield curve (the difference between long and short dated debt securities), 3) possible credit problems associated with a slow down or decline in the residential housing market, 4) pricing pressure in capital market activities, most noticeably on stock trading commission rates, 5) sluggish commercial loan demand, and finally 6) anemic merger and acquisition activity.

In spite of all these concerns, industry fundamentals remain favorable and the outlook is for conditions to remain so. The industry has known about, and consequently prepared for, the current rising rate environment and the potential credit problems based on previous cycles. Also, the regulators have been focused on these concerns and have pushed for conservative positioning in the industry relative to interest rates and credit behavior. I believe the financial services sector will do better relative to the market as these concerns are addressed or resolved by the companies, regulators, and the Federal Reserve.

I will continue to concentrate the Fund’s holdings in financial stocks that follow low risk business strategies and trade at below average peer valuations. This strategy has the intended effect of reducing potential downside performance associated with macro market changes like interest rates and credit. It will also provide the best opportunity for the Fund to perform well over the long term as these companies continue to deliver consistent earnings growth.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Small Cap Financial Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2006(4)
			Annualized
		Annualized	Since
	One Year	Five Year	Inception(5)

FBR Small Cap Financial Fund(1)(2)	17.09%	18.90%	17.19%
Russell 2000 Index(1)(3)	33.47%	10.90%	9.72%
Lipper Financial Services Fund Index(1)(3)	22.96%	8.43%	11.14%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Financial Services Fund Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market-capitalization. The Lipper Financial Services Fund Index is an equally weighted index of the largest thirty funds within the financial services fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)
For the period January 3, 1997 (commencement of investment operations) through April 30, 2006. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 98.9%
	Banks - Commercial — 3.6%
25,763	Beach First National Bancshares, Inc.*	$664,685
143,000	Provident Financial Services, Inc.	2,609,750
269,157	Taylor Capital Group, Inc.	10,497,123

		13,771,558

	Banks - Regional — 6.1%
692,895	Bank Mutual Corp.	7,850,500
279,910	ITLA Capital Corp.†	14,331,393
90,118	Partners Trust Financial Group, Inc.	1,063,392

		23,245,285

	Consumer Financial Services — 3.8%
61,569	Advanta Corp., Class B	2,349,473
135,000	AmeriCredit Corp.*	4,087,800
217,800	ASTA Funding, Inc.	7,912,674

		14,349,947

	Insurance - Life — 0.8%
60,000	StanCorp Financial Group, Inc.	2,960,400

	Insurance - Property and Casualty — 0.1%
40,000	Affirmative Insurance Holdings, Inc.	460,000

	REITs - Mortgage — 3.3%
65,000	Annaly Mortgage Management, Inc.	875,550
230,000	Anworth Mortgage Asset Corp.	1,856,100
155,600	Luminent Mortgage Capital, Inc.	1,291,480
340,000	MFA Mortgage Investments, Inc.	2,332,400
80,000	Opteum, Inc., Class A	690,400
182,000	Thornburg Mortgage, Inc.	5,261,620

		12,307,550

	Savings and Loans - Savings Banks - Central — 4.5%
100,200	Capitol Federal Financial	3,376,740
120,000	Flagstar Bancorp, Inc.	1,920,000
104,698	HMN Financial, Inc.	3,483,302
184,679	MAF Bancorp, Inc.	8,196,054l

		16,976,096

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Savings and Loans - Savings Banks - East — 25.1%
195,837	Bancorp Rhode Island, Inc.	$6,854,295
566,497	Dime Community Bancshares, Inc.	8,027,262
172,461	Flushing Financial Corp.	2,919,765
35,740	Harleysville Savings Financial Corp.	624,020
99,308	Hingham Institution for Savings	3,904,791
2,343,156	Hudson City Bancorp, Inc.	31,421,721
66,964	Independence Community Bank Corp.	2,812,488
116,745	MASSBANK Corp.	3,826,317
271,675	Parkvale Financial Corp.	7,701,986
123,501	PennFed Financial Services, Inc.	2,211,903
163,250	People’s Bank	5,346,438
130,000	Sovereign Bancorp, Inc.	2,882,100
89,987	TF Financial Corp.	2,659,116
91,748	WSFS Financial Corp.	5,773,702
223,418	Yardville National Bancorp	8,076,561

		95,042,465

	Savings and Loans - Savings Banks - South — 11.4%
965,163	BankUnited Financial Corp., Class A	29,620,852
636,393	Franklin Bank Corp.*	12,352,388
43,886	Greenville First Bancshares, Inc.*	976,464

		42,949,704

	Savings and Loans - Savings Banks - West — 40.2%
341,241	Banner Corp.	12,755,589
67,000	Beverly Hills Bancorp, Inc.	696,800
885,000	Commercial Capital Bancorp, Inc.	13,867,950
363,900	Downey Financial Corp.	26,120,742
515,000	FirstFed Financial Corp.*	32,388,351
72,935	Harrington West Financial Group, Inc.	1,198,322
259,668	Pacific Premier Bancorp, Inc.*	3,025,132
385,600	PFF Bancorp, Inc.	13,214,512
666,500	Sterling Financial Corp.	21,427,975
1,144,734	Washington Federal, Inc.	27,382,037

		152,077,410

	Total Common Stocks (Cost $266,444,440)	374,140,415

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENTS — 1.4%
$5,358,000	With Mizuho Securities, Inc. dated 4/28/06 at 4.62% to be repurchased at
	$5,360,063 on 5/1/06, collateralized by U.S. Treasury Bond, 7.25% due 5/15/06,
	value $2,858,950; U.S. Treasury Bond, 8.75% due 8/15/20, value $644,977;
	U.S. Treasury Note, 2.625% due 11/15/06, value $1,971,419 (Cost $5,358,000)	$5,358,000

	Total Investments — 100.3%
	(Cost $271,802,440)	379,498,415

	Liabilities Less Other Assets — (0.3%)	(1,266,715)

	Net Assets — 100.0%	$378,231,700

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Technology Fund
Management Overview

Portfolio Manager: Robert C. Barringer, CFA

How did the Fund perform?
For the six-month period ended April 30, 2006, the FBR Small Cap Technology Fund appreciated 20.51%. The NASDAQ Composite Index, the Russell 2500 Technology Index and the Lipper Science and Technology Fund Index returned 10.02%, 26.85% and 13.22%, respectively, for the same period.

What factors contributed to the Fund’s performance?
As can be observed from the performance numbers above, smaller technology companies outperformed their larger peers during this period. The Fund was ahead of its general technology peers, although it lagged the smaller cap Russell 2500 Technology Index. The Fund tends to stay away from higher risk companies with inferior balance sheets and many companies with these characteristics outperformed during this period. Due to the more conservative approach we employ, the companies the Fund holds should do well in an up market, and should provide greater financial stability during a more difficult economic period.

During this period, the Fund was overweight in the semiconductor industry, which outperformed the technology group. I lowered the Fund’s exposure to the healthcare equipment and biotechnology industries, and increased the Fund’s exposure to the technology hardware industry, as I believed the risk/reward profile of the top companies in that sector was compelling. While the Fund did not invest in many of the higher risk profile companies that performed well, by making these adjustments to the portfolio, the Fund was able to take advantage of the favorable environment in the small-cap technology sector.

What is the outlook for the Fund and the technology sector?
I remain constructive on the long-term prospects of the technology sector and small-cap technology in particular. Generally, the small-cap technology group has been, and remains, less expensive, on a fundamental basis, relative to their more mature large-cap peers. Small-cap companies will always be more volatile as their stock prices and valuation metrics can rapidly change with market sentiment and business plan execution missteps.

My investment approach attempts to construct a diversified portfolio of smaller technology companies that have better than average balance sheets, are expanding their operating margins and, most importantly, can be acquired at a reasonable price. I feel that strict attention to valuation and the broad diversification across multiple sub-sectors mitigates some of the risks and volatility characteristics associated with investing in small-cap technology companies. Over time, I feel this strategy gives the Fund’s shareholders the opportunity to participate in the technological advances taking place today that will revolutionize tomorrow.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Small Cap Technology Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares (1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2006(4)
	One Year	Since Inception(5)

FBR Small Cap Technology Fund(1)(2)	36.04%	5.92%
NASDAQ Composite Index(1)(3)	21.89%	4.19%
Russell 2500 Technology Index(1)(3)	46.52%	1.24%
Lipper Science & Technology Fund Index(1)(3)	28.04%	2.82%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Science & Technology Fund Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown includes fee waivers and expense reim-bursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The Russell 2500 Technology Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The Lipper Science & Technology Fund Index is an equally weighted index of the largest thirty funds within the science and technology fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period January 20, 2004 (commencement of investment operations) through April 30, 2006.

The FBR Funds

FBR Small Cap Technology Fund
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments
April 30, 2006
(unaudited)

SHARES		VALUE (NOTE 2)

	COMMON STOCKS — 98.7%
	Biotechnology and Drugs — 1.4%
500	Biosite, Inc.*	$28,200
900	Par Pharmaceutical Companies, Inc.*	23,175

		51,375

	Business Services — 0.7%
700	MAXIMUS, Inc.	24,388

	Capital Goods - Miscellaneous — 0.8%
300	Fargo Electronics, Inc.*	5,544
925	Intermec, Inc.*	24,503

		30,047

	Chemical Manufacturing — 1.1%
1,200	Cabot Microelectronics Corp.*	39,252

	Communications Equipment — 7.0%
3,600	Andrew Corp.*	38,088
1,550	Arris Group, Inc.*	18,368
7,200	Extreme Networks, Inc.*	32,688
6,175	Foundry Networks, Inc.*	87,746
5,650	McDATA Corp., Class A*	27,290
1,100	NETGEAR, Inc.*	24,695
900	Novatel Wireless, Inc.*	9,054
975	Tekelec*	13,923

		251,852

	Communications Services — 0.4%
2,750	@Road, Inc.*	15,455

	Computer Hardware and Services — 8.4%
6,100	Ingram Micro, Inc., Class A*	112,179
2,300	MIPS Technologies, Inc.*	17,043
1,500	Packeteer, Inc.*	19,590
2,250	Palm, Inc.*	50,850
3,500	Perot Systems Corp., Class A*	52,780
1,400	Tech Data Corp.*	51,408

		303,850

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

SHARES		VALUE (NOTE 2)

	Computer Networks — 6.8%
8,700	3Com Corp.*	$46,893
3,175	Convergys Corp.*	61,817
1,550	F5 Networks, Inc.*	90,768
650	Intergraph Corp.*	28,613
1,125	Sykes Enterprises, Inc.*	18,214

		246,305

	Computer Peripherals — 3.2%
1,000	Avid Technology, Inc.*	38,550
650	ScanSource, Inc.*	40,690
3,550	Symbol Technologies, Inc.	37,808

		117,048

	Computer Storage Devices — 10.2%
1,600	Advanced Digital Information Corp.*	13,584
9,900	Brocade Communications Systems, Inc.*	60,984
3,775	Emulex Corp.*	68,516
1,000	Hutchinson Technology, Inc.*	23,770
1,150	Imation Corp.	48,300
850	Komag, Inc.*	35,734
800	M-Systems Flash Disk Pioneers Ltd.*	27,576
4,250	Western Digital Corp.*	89,420

		367,884

	Electronic Instruments and Controls — 12.3%
800	Agilysys, Inc.	11,584
2,675	American Power Conversion Corp.	59,492
2,950	Arrow Electronics, Inc.*	106,790
1,463	Benchmark Electronics, Inc.*	39,926
1,800	Kopin Corp.*	10,008
700	Park Electrochemical Corp.	21,679
12,200	Sanmina - SCI Corp.*	63,318
10,550	Solectron Corp.*	42,200
1,300	SYNNEX Corp.*	24,635
4,050	Vishay Intertechnology, Inc.*	63,059

		442,691

	Medical Equipment and Supplies — 2.0%
800	Haemonetics Corp.*	43,600
800	Merit Medical Systems, Inc.*	9,352

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

SHARES		VALUE (NOTE 2)

	Medical Equipment and Supplies — 2.0% (continued)
850	Wright Medical Group, Inc.*	$19,950

		72,902

	Scientific and Technical Instruments — 2.9%
650	Analogic Corp	41,009
1,000	Coherent, Inc.*	37,010
500	OSI Systems, Inc.*	9,530
400	Varian, Inc.*	17,308

		104,857

	Semiconductors — 23.0%
698	Actel Corp.*	11,217
14,275	Atmel Corp.*	74,800
1,100	ATMI, Inc.*	31,240
3,000	Axcelis Technologies, Inc.*	17,670
2,050	Cirrus Logic, Inc.*	19,373
600	Cymer, Inc.*	31,014
4,005	Entegris, Inc.*	40,771
1,100	Exar Corp.*	15,939
1,200	Genesis Microchip, Inc.*	18,864
2,125	International Rectifier Corp.*	96,049
700	MEMC Electronic Materials, Inc.*	28,420
1,775	MKS Instruments, Inc.*	42,369
2,025	Novellus Systems, Inc.*	50,018
1,325	OmniVision Technologies, Inc.*	38,531
1,150	Photronics, Inc.*	20,666
1,000	Semtech Corp.*	18,750
2,600	Silicon Storage Technology, Inc.*	11,882
2,875	Spansion, Inc., Class A*	49,220
1,200	Standard Microsystems Corp.*	27,960
5,925	Teradyne, Inc.*	99,895
4,500	TriQuint Semiconductor, Inc.*	24,435
1,700	Varian Semiconductor Equipment Associates, Inc.*	55,675

		824,758

	Software and Programming — 18.5%
750	Altiris, Inc.*	16,050
1,200	BEA Systems, Inc.*	15,900
12,300	Compuware Corp.*	94,464

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

SHARES		VALUE (NOTE 2)

	Software and Programming — 18.5% (continued)
975	Covansys Corp.*	$16,965
1,825	FileNet Corp.*	50,772
800	GSI Commerce, Inc.*	13,992
1,700	Hyperion Solutions Corp.*	52,054
900	InfoSpace, Inc.*	22,977
1,400	Internet Security Systems, Inc.*	31,416
1,200	JDA Software Group, Inc.*	16,392
3,100	Lawson Software, Inc.*	23,808
800	MRO Software, Inc.*	15,216
13,300	Novell, Inc.*	109,325
1,200	Progress Software Corp.*	33,108
5,000	RealNetworks, Inc.*	50,100
7,850	TIBCO Software, Inc.*	67,667
1,000	Vignette Corp.*	15,850
1,800	webMethods, Inc.*	17,226

		663,282

	Total Common Stocks (Cost $3,370,953)	3,555,946

PAR
	REPURCHASE AGREEMENTS — 1.3%
$46,000	With Mizuho Securities, Inc. dated 4/28/06 at 4.62% to be repurchased at $46,018 on 5/1/06, collateralized by U.S. Treasury Bond, 7.25% due 5/15/06, value $24,545; U.S. Treasury Bond, 8.75% due 8/15/20, value $5,537; U.S. Treasury Note, 2.625% due 11/15/06, value $16,925 (Cost $46,000)	46,000

	Total Investments — 100.0% (Cost $3,416,953)	3,601,946

	Liabilities Less Other Assets — N.M.	(396)

	Net Assets — 100.0%	$3,601,550

*	Non-income producing security
N.M.	Not Meaningful

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Gas Utility Index Fund
Management Overview

Portfolio Manager: Winsor Aylesworth

How did the Fund perform?

For the six-month period ended April 30, 2006, the FBR Gas Utility Index Fund appreciated 5.27%. This compares to the S&P5 00 Composite Index, the Lipper Utility Fund Index and the American Gas Association Stock Index (“AGA Stock Index”), which returned 9.64%, 7.20% and 5.72%, respectively, for the same period.

What factors contributed to the Fund’s performance?

The Fund tracked its benchmark index (the AGA Stock Index), but underperformed against the broader universe of utility funds represented by the Lipper Utility Index. This relative underperformance revolves around the definition of “utilities” as an investment category. This should remind investors of that famous quote “It all depends on what the definition of ‘is’ ... is”. In the broadest sense, the utility sector includes such categories as electric and gas utilities, which comprise 100% of the Fund, as well as water utilities, telephone utilities, and other telecommunication companies. For this six-month period, water and telecommunication companies outperformed the more traditional electric and gas utility companies, which led to the Fund’s underperformance versus this broader utility definition. We would expect that the phenomena of one sub-sector outperforming another will even out and that the Fund will compare more favorably against the broader defined benchmarks over time.

The economy and weather continue to be the largest external factors that influence the Fund’s returns. Over the last six months, the economy has generally been favorable with slow and steady growth. However, rising interest rates and historically high energy prices were a negative. The weather on the other hand was not favorable in many parts of the country. The warmer than normal winter temperatures, particularly in the northeast, depressed the overall commercial and residential demand for natural gas, which placed additional pressure on revenues.

What is the outlook for the Fund and the utility sector?

As I write this shareholder letter, the 2006 hurricane season looms on the horizon. We all hope and pray no one has to experience the likes of a ’Katrina’ or ’Rita’ this year. Obviously if we do, utilities directly impacted by such catastrophic events could be severely affected. As I mentioned in the annual report, weather always tends to revert to the norm or long-term averages. So even if we do have another year of unusual weather patterns and events, we remain steadfast in the belief that they would be more the exception than the norm.

If we were to foresee an end of rising interest rates, this should be a positive for the utility sector and the Fund. I suspect high or volatile energy costs will be with us for the foreseeable future. It is the volatility aspect of energy costs that creates the most problems

The FBR Funds

FBR Gas Utility Index Fund
Management Overview (continued)

as it makes planning business and operational decisions more difficult. How the U.S. economy as a whole handles these volatility issues will impact the Fund’s performance. We should all have faith that our economy is well diversified and will continue to grow over time, albeit at different rates. The companies owned by the Fund are all involved in the delivery of the energy that continues to fuel our growing economy. The FBR Gas Utility Index Fund continues to provide long-term investors with a solid alternative to traditional defensive investments (such as bonds) by providing the clear opportunity for capital appreciation and a healthy dividend component along the way.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Gas Utility Index Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices (1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2006(4)(5)
		Annualized	Annualized
	One Year	Five Year	Ten Year

FBR Gas Utility Index Fund(1)(2)	14.22%	3.21%	10.07%
S&P 500 Composite Index(1)(3)	15.41%	2.70%	8.94%
A.G.A. Stock Index(1)(3)	14.24%	3.98%	10.94%
Lipper Utility Fund Index(1)(3)	17.11%	2.41%	8.45%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)

The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. The indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses.

(2)

FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)

S&P 500 Composite Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The A.G.A. Stock Index is a market capitalization weighted index, adjusted monthly, consisting of member companies of the American Gas Association. The Lipper Utility Fund Index is an equally weighted index of the largest ten funds within the utility fund classification as defined by the Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	Effective April 1, 2003, the Fund changed its fiscal year-end from March 31 to October 31.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
April 30, 2006
(unaudited)

		VALUE	PERCENT OF
SHARES		(NOTE 2)	NET ASSETS

	COMMON STOCKS — 91.3%
225,726	National Grid PLC ADR	$11,852,871	4.6%
393,210	Enbridge, Inc.	11,729,454	4.5
401,387	Duke Energy Corp.	11,688,389	4.5
392,800	TransCanada Corp.	11,611,168	4.5
285,740	E.ON AG ADR	11,598,187	4.5
283,800	KeySpan Corp.	11,459,844	4.4
807,800	El Paso Corp.	10,428,698	4.0
460,400	The Williams Companies, Inc.	10,096,572	3.9
128,300	Dominion Resources, Inc.	9,605,821	3.7
231,525	PG&E Corp.	9,223,956	3.6
98,425	Questar Corp.	7,878,921	3.0
361,950	NiSource, Inc.	7,640,765	2.9
115,700	Public Service Enterprise Group, Inc.	7,254,390	2.8
260,257	Southern Union Co.	6,745,861	2.6
149,450	AGL Resources, Inc.	5,287,541	2.0
195,050	Atmos Energy Corp.	5,176,627	2.0
140,200	ONEOK, Inc.	4,628,002	1.8
80,225	Exelon Corp.	4,332,150	1.7
175,100	Piedmont Natural Gas Company, Inc.	4,295,203	1.7
115,450	Equitable Resources, Inc.	4,099,630	1.6
101,750	Nicor, Inc.	4,030,318	1.6
92,175	Consolidated Edison, Inc.	3,974,586	1.5
118,500	National Fuel Gas Co.	3,940,125	1.5
112,900	WGL Holdings, Inc.	3,321,518	1.3
268,700	CenterPoint Energy, Inc.	3,229,774	1.2
132,650	Energy East Corp.	3,204,824	1.2
115,405	Vectren Corp.	3,083,622	1.2
79,075	Peoples Energy Corp.	2,872,795	1.1
68,225	DTE Energy Co.	2,782,216	1.1
96,750	Southwest Gas Corp.	2,681,910	1.0
69,300	Northwest Natural Gas Co.	2,393,622	0.9
67,625	Energen Corp.	2,385,134	0.9
64,650	Southwestern Energy Co.*	2,328,693	0.9
50,600	New Jersey Resources Corp.	2,240,062	0.9
53,900	MDU Resources Group, Inc.	1,980,825	0.8
104,350	Xcel Energy, Inc.	1,965,954	0.8
46,325	Wisconsin Energy Corp.	1,808,991	0.7
82,600	Puget Energy, Inc.	1,715,602	0.7

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE	PERCENT OF
SHARES		(NOTE 2)	NET ASSETS

	COMMON STOCKS — 91.3% (continued)
48,650	The Laclede Group, Inc.	$1,658,965	0.6%
32,925	Ameren Corp.	1,658,432	0.6
60,410	South Jersey Industries, Inc.	1,605,698	0.6
28,750	Constellation Energy Group, Inc.	1,578,950	0.6
106,650	CMS Energy Corp.*	1,420,578	0.5
250,550	Aquila, Inc.*	1,084,882	0.4
45,625	UGI Corp.	1,022,000	0.4
27,416	NorthWestern Corp.	963,124	0.4
27,675	Alliant Energy Corp.	884,493	0.3
36,250	Northeast Utilities	730,438	0.3
25,500	NSTAR	705,075	0.3
12,480	WPS Resources Corp.	623,875	0.2
38,975	TECO Energy, Inc.	622,821	0.2
18,489	EnergySouth, Inc.	596,270	0.2
19,650	PPL Corp.	570,636	0.2
27,700	Cascade Natural Gas Corp.	567,019	0.2
17,875	PNM Resources, Inc.	452,416	0.2
21,475	Avista Corp.	451,190	0.2
82,325	SEMCO Energy, Inc.*	444,555	0.2
9,700	Cheniere Energy, Inc.*	415,645	0.2
8,450	CH Energy Group, Inc.	399,516	0.2
11,028	MGE Energy, Inc.	351,793	0.1
11,765	Chesapeake Utilities Corp.	350,362	0.1
14,716	Pepco Holdings, Inc.	339,645	0.1
4,300	Entergy Corp.	300,742	0.1
8,291	Delta Natural Gas Company, Inc.	212,913	0.1
14,825	Sierra Pacific Resources*	209,329	0.1
5,805	UniSource Energy Corp.	175,601	0.1
4,221	RGC Resources, Inc.	108,184	N.M.
1,875	Black Hills Corp.	68,250	N.M.
5,591	Energy West, Inc.	55,630	N.M.
1,000	ALLETE, Inc.	46,770	N.M.

	Total Common Stocks (Cost $123,410,877)	237,250,418	91.3

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
April 30, 2006
(unaudited)

		VALUE	PERCENT OF
PAR		(NOTE 2)	NET ASSETS

	REPURCHASE AGREEMENTS — 8.2%
$21,178,000	With Mizuho Securities, Inc. dated 4/28/06 at 4.62% to be
	repurchased at $21,186,154 on 5/1/06, collateralized by
	U.S. Treasury Bond, 7.25% due 5/15/06, value
	$11,300,269; U.S. Treasury Bond, 8.75% due 8/15/20,
	value $2,549,334; U.S. Treasury Note, 2.625% due
	11/15/06, value $7,792,218 (Cost $21,178,000)	$21,178,000	8.2%

	Total Investments
	(Cost $144,588,877)	258,428,418	99.5

	Other Assets Less Liabilities	1,339,312	0.5

	Net Assets	$259,767,730	100.0%

*	Non-income producing security
ADR	American Depositary Receipts
N.M.	Not Meaningful

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Fund for Government Investors
Management Overview

Portfolio Manager: William B. Sanders, III

How did the Fund perform?

For the six month period ended April 30, 2006, the FBR Fund for Government Investors (“FGI”) appreciated 1.69%.

What factors contributed to the Fund’s performance?

The Federal Open Market Committee (the “Fed”) continued its tightening campaign and raised its target for the fed funds rate each of the four meetings held during the reporting period to 4.75%. From a historical perspective, we have not seen a fed funds rate near this level since the second quarter of 2001. Over the course of the reporting period, the Fund maintained its seasoned strategy of buying the highest quality short-term U.S. Government and Agency debt. As a direct result, FGI’s total return improved as its maturing assets were reinvested in those same high quality securities, but at higher rates.

What is the outlook for the Fund?

The Fed will continue to be vigilant in its fight to contain inflation. As key economic indicators are reported and interpreted by the Bernanke Fed, the future of telegraphed monetary tightening is uncertain. As a result, the capital markets and Fed watchers alike will be searching for the slightest indication that the Fed is indeed at the tail-end of the rate hike cycle. The Fed now has some “dry powder” in its monetary arsenal should the economy decelerate to the point it would require stimulus. As all this plays out, the Fund will continue to invest in the highest quality assets at the short end of the yield curve in an effort to preserve capital and provide liquidity. The performance of the Fund will remain linked to the movements of the Federal Funds target rate and consistent with our conservative investment style.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for the FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Fund for Government Investors
Portfolio Summary
April 30, 2006
(unaudited)

The following chart provides a visual breakdown of the Fund by maturity schedule1. The underlying securities represent a percentage of the portfolio investments.

[1]	The maturity date used for each security in the portfolio to determine the schedule is the shorter of the next interest rate reset date or the final maturity date.

The FBR Funds

FBR Fund for Government Investors
Portfolio of Investments
April 30, 2006
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 2)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 90.7%
	Federal National Mortgage Association — 18.3%
$10,000,000	Fannie Mae	2.25%	5/26/06	$9,983,054
7,323,000	Fannie Mae	3.15	6/30/06	7,306,177
7,009,000	Fannie Mae	3.125	7/15/06	6,981,500
10,000,000	Fannie Mae Discount Note*	4.73	6/21/06	9,932,992
8,000,000	Fannie Mae Discount Note*	4.78	7/5/06	7,930,956

				42,134,679

	Federal Agricultural Mortage Corporation — 3.0%
7,000,000	Farmer Mac Discount Note*	4.53	5/16/06	6,986,787

	Federal Home Loan Bank — 50.4%
9,740,000	FHLB	3.625	5/4/06	9,739,372
4,360,000	FHLB	2.46	5/10/06	4,357,878
5,570,000	FHLB	1.875	6/15/06	5,554,157
10,000,000	FHLB	4.5	6/16/06	10,000,000
10,000,000	FHLB Discount Note*	4.55	5/24/06	9,970,931
18,000,000	FHLB Discount Note*	4.59 - 4.65	5/31/06	17,930,550
7,000,000	FHLB Discount Note*	4.71	6/21/06	6,953,293
8,000,000	FHLB Discount Note*	4.71	6/23/06	7,944,527
15,000,000	FHLB Discount Note*	4.845	7/19/06	14,840,519
10,000,000	FHLB Step Note^	4.3	5/9/06	9,999,955
13,150,000	FHLB Step Note^	4.3	5/24/06	13,150,000
6,000,000	FHLB Step Note^	4.45	7/13/06	6,000,000

				116,441,182

	Federal Home Loan Mortgage Corporation — 19.0%
5,000,000	Freddie Mac	2.375	5/19/06	4,994,234
2,000,000	Freddie Mac	3.0	5/26/06	1,998,015
20,000,000	Freddie Mac Discount Note*	4.545	5/22/06	19,946,975
6,000,000	Freddie Mac Discount Note*	4.65	6/6/06	5,972,100
5,000,000	Freddie Mac Discount Note*	4.73	6/7/06	4,975,693
6,000,000	Freddie Mac Discount Note*	4.67	6/20/06	5,961,083

				43,848,100

	Total Investments — 90.7% (Amortized Cost $209,410,748)†			209,410,748
	Other Assets Less Liabilities — 9.3%			21,555,707

	Net Assets — 100.0%			$230,966,455

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
^	A Step Note is a security with a predetermined schedule of interest or dividend rate changes. The maturity date shown is the next reset date or maturity date, whichever is shorter.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 39 Days

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Assets and Liabilities
April 30, 2006
(unaudited)

		FBR	FBR
	FBR	Large Cap	Large Cap
	Pegasus FundTM	Financial Fund	Technology Fund

ASSETS
Investment Securities
Securities at Cost:
Unaffiliated Issuers	$4,775,506	$23,228,441	$22,232,728
Repurchase Agreements	325,000	1,058,000	706,000

Total securities	$5,100,506	$24,286,441	$22,938,728

Securities at Value (Note 2):
Unaffiliated Issuers	$5,083,917	$27,723,727	$24,197,609
Repurchase Agreements	325,000	1,058,000	706,000

Total securities	5,408,917	28,781,727	24,903,609
Cash	512	68	916
Receivable for Capital Shares Sold	1,593	19,876	12,188
Receivable for Investment Securities Sold	799,340	—	113,555
Dividends and Interest Receivable	3,715	52,895	23,900
Receivable from Adviser	6,032	—	—
Prepaid Expenses	1,853	8,089	9,544

Total Assets	6,221,962	28,862,655	25,063,712

LIABILITIES
Payable for Capital Shares Redeemed	8,015	28,636	86,210
Payable for Investment Securities Purchased	825,214	—	305,104
Investment Advisory Fee Payable (Note 3)	—	20,914	10,459
Administration Fee Payable (Note 3)	252	1,394	1,193
Distribution Fees Payable (Note 3)	1,052	5,809	4,973
Trustees’ Fees Payable	2,399	2,399	2,399
Other Accrued Expenses	22,035	30,249	29,711

Total Liabilities	858,967	89,401	440,049

NET ASSETS	$5,362,995	$28,773,254	$24,623,663

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	468,362	1,380,203	2,035,919

Net Asset Value Per Share	$11.45	$20.85	$12.09

Net Assets Consist of:
Paid-in capital	$4,903,870	$23,576,979	$21,189,946
Accumulated net investment income (loss)	(2,932)	66,977	(79,019)
Accumulated net realized gain on investments	153,646	634,012	1,547,855
Net unrealized appreciation on investments	308,411	4,495,286	1,964,881

NET ASSETS	$5,362,995	$28,773,254	$24,623,663

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2006
(unaudited)

		FBR	FBR
	FBR	Small Cap	Small Cap
	Small Cap Fund	Financial Fund	Technology Fund

ASSETS
Investment Securities
Securities at Cost:
Unaffiliated Issuers	$471,092,814	$257,786,410	$3,370,953
Affiliated Issuers	4,511,967	8,658,030	—
Repurchase Agreements	54,403,000	5,358,000	46,000

Total securities	$530,007,781	$271,802,440	$3,416,953

Securities at Value (Note 2):
Unaffiliated Issuers	$827,630,282	$359,809,022	$3,555,946
Affiliated Issuers	31,228,160	14,331,393	—
Repurchase Agreements	54,403,000	5,358,000	46,000

Total securities	913,261,442	379,498,415	3,601,946
Cash	140	717	105
Receivable for Capital Shares Sold	429,499	132,108	100
Receivable for Investment Securities Sold	—	—	50,636
Dividends and Interest Receivable	20,945	208,212	98
Receivable from Adviser	—	—	7,379
Prepaid Expenses	44,946	29,371	4,966

Total Assets	913,756,972	379,868,823	3,665,230

LIABILITIES
Payable for Capital Shares Redeemed	1,873,789	348,255	3,000
Payable for Investment Securities Purchased	—	659,800	35,362
Investment Advisory Fee Payable (Note 3)	672,967	275,600	—
Administration Fee Payable (Note 3)	44,863	18,373	175
Distribution Fees Payable (Note 3)	164,503	76,555	727
Trustees’ Fees Payable	2,399	2,399	2,399
Other Accrued Expenses	391,817	256,141	22,017

Total Liabilities	3,150,338	1,637,123	63,680

NET ASSETS	$910,606,634	$378,231,700	$3,601,550

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	18,605,135	11,676,109	315,887

Net Asset Value Per Share	$48.94	$32.39	$11.40

Net Assets Consist of:
Paid-in capital	$527,689,734	$248,574,520	$3,186,228
Accumulated net investment loss	(4,161,042)	(38,747)	(20,245)
Accumulated net realized gain on investments	3,824,281	21,999,952	250,574
Net unrealized appreciation on investments	383,253,661	107,695,975	184,993

NET ASSETS	$910,606,634	$378,231,700	$3,601,550

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2006
(unaudited)

		FBR
	FBR	Fund for
	Gas Utility	Government
	Index Fund	Investors

ASSETS
Investment Securities
Securities at Cost*:
Unaffiliated Issuers	$123,410,877	$209,410,748
Repurchase Agreements	21,178,000	—

Total securities	$144,588,877	$209,410,748

Securities at Value (Note 2):
Unaffiliated Issuers	237,250,418	209,410,748
Repurchase Agreements	21,178,000	—

Total securities	258,428,418	209,410,748
Cash	613	936
Receivable for Capital Shares Sold	69,860	—
Receivable for Investment Securities Sold	1,235,510	20,993,896
Dividends and Interest Receivable	473,408	808,397
Prepaid Expenses	25,061	18,625

Total Assets	260,232,870	231,232,602

LIABILITIES
Payable for Capital Shares Redeemed	235,085	—
Dividends and Income Payable	—	15,885
Investment Advisory Fee Payable (Note 3)	85,664	104,095
Administration Fee Payable (Note 3)	29,982	12,491
Trustees’ Fees Payable	2,399	2,399
Other Accrued Expenses	112,010	131,277

Total Liabilities	465,140	266,147

NET ASSETS	$259,767,730	$230,966,455

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	14,574,364	231,156,408

Net Asset Value Per Share	$17.82	$1.00

Net Assets Consist of:
Paid-in capital	$164,455,171	$231,156,408
Accumulated net investment income	296,517	—
Accumulated net realized loss on investments	(18,823,499)	(189,953)
Net unrealized appreciation on investments	113,839,541	—

NET ASSETS	$259,767,730	$230,966,455

*For the FBR Fund for Government Investors, securities are reported at amortized cost.

The accompanying notes are an integral part of the financial statements.

52

The FBR Funds

Statements of Operations
For the Six Months Ended April 30, 2006
(unaudited)

		FBR	FBR
	FBR	Large Cap	Large Cap
	Pegasus	Financial	Technology
	FundTM[1]	Fund	Fund

Investment Income
Dividends[2]	$20,334	$327,582	$91,027
Interest	8,590	55,092	22,749

Total Investment Income	28,924	382,674	113,776

Expenses
Investment Advisory fees (Note 3)	14,181	128,499	93,756
Administration fees (Note 3)	945	8,566	6,250
Distribution fees (Note 3)	3,939	35,694	26,043
Professional fees	18,296	22,637	20,637
Custodian fees	12,537	9,652	14,115
Trustees’ fees	5,199	5,199	5,199
Compliance fees	3,501	5,209	4,955
Shareholder servicing fees	3,102	10,161	12,171
Registration fees	2,154	5,427	6,103
Accounting services fees	1,692	5,955	4,827
Transfer agent fees	994	12,535	4,270
Reports to shareholders	799	1,817	1,638
Insurance fees	11	316	177
Other expenses	269	386	109

Total expenses before waivers and related
reimbursements	67,619	252,053	200,250
Less waivers and related reimbursements	(36,894)	—	(7,455)

Total expenses after waivers and related
reimbursements	30,725	252,053	192,795

Net Investment Income (Loss)	(1,801)	130,621	(79,019)

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investment Transactions	153,646	952,946	1,649,228
Change in Net Unrealized Appreciation/Depreciation of
Investments	308,411	1,631,373	1,544,443

Net Gain on Investments	462,057	2,584,319	3,193,671

Net Increase in Net Assets Resulting from Operations	$460,256	$2,714,940	$3,114,652

[1]	Represents the period from commencement of operations (November 15, 2005) through April 30, 2006.
[2]	Net of foreign taxes withheld of $492, $78 and $3,341 for the FBR Pegasus FundTM, FBR Large Cap Financial Fund and FBR Large Cap Technology Fund, respectively.

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2006
(unaudited)

		FBR	FBR
	FBR	Small Cap	Small Cap
	Small Cap	Financial	Technology
	Fund	Fund	Fund

Investment Income
Unaffiliated Dividends[1]	$1,149,109	$3,167,441	$1,777
Affiliated Dividends	—	41,987	—
Interest	563,427	656,007	3,171

Total Investment Income	1,712,536	3,865,435	4,948

Expenses
Investment Advisory fees (Note 3)	3,772,813	1,853,116	11,618
Administration fees (Note 3)	251,516	123,539	774
Distribution fees (Note 3)	922,245 [2]	514,754	3,227
Shareholder servicing fees	452,970	250,340	4,711
Accounting services fees	150,404	79,720	2,090
Transfer agent fees	142,123	121,295	1,733
Reports to shareholders	46,987	47,387	821
Custodian fees	37,005	29,479	11,183
Compliance fees	27,446	15,857	4,524
Professional fees	22,887	22,937	19,397
Registration fees	12,038	10,523	3,904
Insurance fees	8,867	4,973	20
Trustees’ fees	5,199	5,199	5,199
Other expenses	21,078	2,734	113

Total expenses before waivers and related reimbursements	5,873,578	3,081,853	69,314
Less waivers and related reimbursements	—	—	(44,121)

Total expenses after waivers and related reimbursements	5,873,578	3,081,853	25,193

Net Investment Income (Loss)	(4,161,042)	783,582	(20,245)

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investment Transactions:
Unaffiliated Issuers	4,040,317	21,436,706	262,769
Affiliated Issuers	—	781,557	—
Change in Net Unrealized Appreciation/Depreciation of Investments	175,775,356	18,489,075	200,254

Net Gain on Investments	179,815,673	40,707,338	463,023

Net Increase in Net Assets Resulting from Operations	$175,654,631	$41,490,920	$442,778

[1]	Net of foreign taxes withheld of $12,180, $0 and $0 for the FBR Small Cap Fund, FBR Small Cap Financial Fund and FBR Small Cap Technology Fund, respectively.
[2]
Distribution fees are net waivers of $125,761. The Distributor has agreed to voluntarily waive a portion of the FBR Small Cap Fund’s distribution fees until such time as the Fund is reopened to new investors. Had the Distributor not waived any fees, the distribution expense would have been $1,048,006.

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2006
(unaudited)

		FBR
	FBR	Fund for
	Gas Utility	Government
	Index Fund	Investors

Investment Income
Dividends[1]	$4,288,525	$—
Interest (Note 2)	146,520	5,137,709

Total Investment Income	4,435,045	5,137,709

Expenses
Investment Advisory fees (Note 3)	552,871	609,488
Administration fees (Note 3)	193,504	73,137
Transfer agent fees	106,964	195,415
Shareholder servicing fees	82,652	12,337
Accounting services fees	49,437	42,845
Reports to shareholders	30,910	21,737
Professional fees	22,887	22,837
Custodian fees	22,468	13,981
Compliance fees	12,104	10,984
Registration fees	6,987	6,322
Trustees’ fees	5,199	5,199
Insurance fees	3,064	2,618
Other expenses	7,284	3,404

Total expenses	1,096,331	1,020,304

Net Investment Income	3,338,714	4,117,405

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions	11,878,251	(23)
Change in Net Unrealized Appreciation/Depreciation of Investments	(1,042,011)	—

Net Gain (Loss) on Investments	10,836,240	(23)

Net Increase in Net Assets Resulting from Operations	$14,174,954	$4,117,382

[1]	Net of foreign taxes withheld of $67,483 and $0 for the FBR Gas Utility Index Fund and FBR Fund for Government Investors, respectively.

The accompanying notes are an integral part of the financial statements.

55

The FBR Funds

Statements of Changes in Net Assets

	FBR	FBR Large Cap		FBR Large Cap
	Pegasus FundTM	Financial Fund		Technology Fund

	For the	For the		For the
	Period	Six Months	For the	Six Months	For the
	Ended	Ended	Year	Ended	Year
	April 30,	April 30,	Ended	April 30,	Ended
	2006(A)	2006	October 31,	2006	October 31,
	(unaudited)	(unaudited)	2005	(unaudited)	2005

From Investment Activities
Net Investment Income (Loss)	$(1,801)	$130,621	$188,656	$(79,019)	$(73,240)
Net Realized Gain on
Investment Transactions	153,646	952,946	3,792,950	1,649,228	1,087,384
Change in Net Unrealized
Appreciation/Depreciation of Investments	308,411	1,631,373	(3,757,400)	1,544,443	154,824

Net Increase in Net Assets
Resulting from Operations	460,256	2,714,940	224,206	3,114,652	1,168,968

Distributions to Shareholders
From Net Investment Income	(1,131)	(231,629)	(111,605)	—	—
From Net Realized Gain
on Investments	—	(3,691,189)	(3,530,704)	(932,291)	(964,430)

Total Distributions to Shareholders	(1,131)	(3,922,818)	(3,642,309)	(932,291)	(964,430)

From Share Transactions
Net Proceeds from Sales of Shares	5,073,857	1,158,571	5,740,994	9,196,439	9,338,571
Reinvestment of Distributions	1,129	3,834,061	3,514,554	912,545	955,283
Cost of Shares Redeemed(B)	(171,116)	(4,048,259)	(7,184,823)	(2,478,130)	(2,295,680)

Net Increase in Net Assets
Resulting from Share Transactions	4,903,870	944,373	2,070,725	7,630,854	7,998,174

Total Increase (Decrease) in Net Assets	5,362,995	(263,505)	(1,347,378)	9,813,215	8,202,712
Net Assets – Beginning of Period	—	29,036,759	30,384,137	14,810,448	6,607,736

Net Assets – End of Period	$5,362,995	$28,773,254	$29,036,759	$24,623,663	$14,810,448

Accumulated Net Investment Income (Loss)	(2,932)	$66,977	$167,985	$(79,019)	$—
Shares Issued and Redeemed
Sold	484,153	56,460	256,060	798,781	891,160
Issued in Reinvestment of Distributions	110	190,616	156,411	82,211	94,117
Redeemed	(15,901)	(196,234)	(325,549)	(213,539)	(219,699)

Net Increase in Shares	468,362	50,842	86,922	667,453	765,578

(A)	Represents the period from commencement of operations (November 15, 2005) through April 30, 2006.
(B)
The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the period ended April 30, 2006, these fees were $734, $809 and $3,198 for FBR Pegasus FundTM, FBR Large Cap Financial Fund, and FBR Large Cap Technology Fund, respectively. For the year ended October 31, 2005, these fees were $5,664 and $3,490 for the FBR Large Cap Financial Fund and FBR Large Cap Technology Fund, respectively.

The FBR Funds

Statements of Changes in Net Assets (continued)

			FBR Small Cap		FBR Small Cap
	FBR Small Cap Fund		Financial Fund		Technology Fund

	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended	April 30,	Ended
	2006	October 31,	2006	October 31,	2006	October 31,
	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005

From Investment Activities
Net Investment Income (Loss)	$(4,161,042)	$(5,368,162)	$783,582	$3,951,710	$(20,245)	$(29,575)
Net Realized Gain on
Investment Transactions from:
Unaffiliated Issuers	4,040,317	16,780,143	21,436,706	47,073,636	262,769	144,518
Affiliated Issuers	—	593,237	781,557	2,164,689	—	—
Change in Net Unrealized
Appreciation/Depreciation
of Investments	175,775,356	60,327,673	18,489,075	(39,705,446)	200,254	(13,158)

Net Increase in Net Assets
Resulting from Operations	175,654,631	72,332,891	41,490,920	13,484,589	442,778	101,785

Distributions to Shareholders
From Net Investment Income	—	—	(2,080,797)	(3,545,129)	—	—
From Net Realized Gain
on Investments	(13,800,517)	(13,532,432)	(48,974,995)	(74,859,808)	—	—

Total Distributions to
Shareholders	(13,800,517)	(13,532,432)	(51,055,792)	(78,404,937)	—	—

From Share Transactions
Net Proceeds from Sales of Shares	91,436,322	372,773,336	32,964,029	230,368,255	1,731,653	1,661,709
Reinvestment of Distributions	13,507,197	12,761,278	49,892,308	72,660,032	—	—
Cost of Shares Redeemed (A)	(162,049,076)	(463,973,882)	(158,392,973)	(369,400,035)	(331,517)	(1,444,969)

Net Increase (Decrease) in Net Assets
Resulting from Share
Transactions	(57,105,557)	(78,439,268)	(75,536,636)	(66,371,748)	1,400,136	216,740

Total Increase (Decrease) in
Net Assets	104,748,557	(19,638,809)	(85,101,508)	(131,292,096)	1,842,914	318,525
Net Assets – Beginning of Period	805,858,077	825,496,886	463,333,208	594,625,304	1,758,636	1,440,111

Net Assets – End of Period	$910,606,634	$805,858,077	$378,231,700	$463,333,208	$3,601,550	$1,758,636

Accumulated Net Investment
Income (Loss)	$(4,161,042)	$—	$(38,747)	$1,258,468	$(20,245)	$—
Shares Issued and Redeemed
Sold	2,014,306	9,065,029	1,042,091	6,667,142	161,072	176,223
Issued in Reinvestment
of Distributions	321,447	313,867	1,638,584	2,125,106	—	—
Redeemed	(3,699,672)	(11,318,509)	(5,062,487)	(11,066,207)	(31,076)	(152,499)

Net Increase (Decrease) in Shares	(1,363,919)	(1,939,613)	(2,381,812)	(2,273,959)	129,996	23,724

(A)

The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the six months ended April 30, 2006, these fees were $28,151, $27,266 and $1,238 for FBR Small Cap Fund, FBR Small Cap Financial Fund,and FBR Small Cap Technology Fund, respectively. For the year ended October 31, 2005, these fees were $178,577, $201,249 and $7,127 for FBR Small Cap Fund, FBR Small Cap Financial Fund, and FBR Small Cap Technology Fund, respectively.

The FBR Funds

Statements of Changes in Net Assets (continued)

	FBR Gas Utility		FBR Fund for
	Index Fund		Government Investors

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2006	October 31,	2006	October 31,
	(unaudited)	2005	(unaudited)	2005

From Investment Activities
Net Investment Income	$3,338,714	$8,487,815	$4,117,405	$5,300,978
Net Realized Gain (Loss) on Investment Transactions	11,878,251	6,544,433	(23)	(970)
Change in Net Unrealized Appreciation/Depreciation of Investments	(1,042,011)	29,725,143	—	—

Net Increase in Net Assets Resulting from Operations	14,174,954	44,757,391	4,117,382	5,300,008

Distributions to Shareholders
From Net Investment Income	(5,214,288)	(6,644,316)	(4,117,405)	(5,300,978)

From Share Transactions
Net Proceeds from Sales of Shares	16,073,415	101,624,953	712,238,837	1,297,731,352
Reinvestment of Distributions	4,808,515	6,155,740	4,014,707	5,142,132
Cost of Shares Redeemed (A)	(65,878,414)	(70,635,065)	(736,961,917)	(1,339,958,443)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(44,996,484)	37,145,628	(20,708,373)	(37,084,959)

Total Increase (Decrease) in Net Assets	(36,035,818)	75,258,703	(20,708,396)	(37,085,929)
Net Assets – Beginning of Period	295,803,548	220,544,845	251,674,851	288,760,780

Net Assets – End of Period	$259,767,730	$295,803,548	$230,966,455	$251,674,851

Accumulated Net Investment Income	$296,517	$2,172,091	$-	$-
Shares Issued and Redeemed
Sold	915,268	6,017,006	712,238,837	1,297,731,352
Issued in Reinvestment of Distributions	277,372	364,364	4,014,707	5,142,132
Redeemed	(3,765,988)	(4,265,038)	(736,961,917)	(1,339,958,443)

Net Increase (Decrease) in Shares	(2,573,348)	2,116,332	(20,708,373)	(37,084,959)

(A)	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the FBR Gas Utility Index Fund, these fees for the six months ended April 30, 2006 and the year ended October 31, 2005 were $18,282 and $73,199, respectively. The FBR Fund for Government Investors does not charge a redemption fee.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Financial Highlights

The following tables provide per share data for a share outstanding throughout each period for each Fund. Other data includes investment performance, ratios to average net assets and other supplemental information.

	FBR Pegasus FundTM

	For the Period
	Ended
	April 30, 2006*
	(unaudited)

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1],[3]	(0.00)[2]
Net Realized and Unrealized Gain on Investments[1,4]	1.45

Total from Investment Operations	1.45

Distributions to Shareholders:
From Net Investment Income	(0.00)[2]

Paid-in Capital from Redemption Fees	0.00	[2]

Net Increase in Net Asset Value	1.45

Net Asset Value – End of Period	$11.45

Total Investment Return[5]	14.55%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[3]	1.93%	(B)
Expenses Before Waivers and Related Reimbursements	4.25%	(B)
Net Investment Loss After Waivers and Related Reimbursements[3]	(0.11)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(2.43)%	(B)
Supplementary Data:
Portfolio Turnover Rate	36%	(A)
Net Assets at End of Period (in thousands)	$5,363

*	For the period November 15, 2005 (commencement of operations) to April 30, 2006.
[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]	The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Large Cap Financial Fund

	For the
	Six Months
	Ended
	April 30,		For the Years Ended October 31,
	2006
	(unaudited)		2005	2004	2003	2002	2001

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$21.84		$24.46	$22.43	$17.73	$18.18	$17.34

Income from Investment Operations:
Net Investment Income[1,3]	0.08		0.13	0.08	0.10	0.07	0.06

Net Realized and Unrealized Gain on Investments[1,4]	1.95		0.15	2.08	4.69	0.70	0.94

Total from Investment Operations	2.03		0.28	2.16	4.79	0.77	1.00

Distributions to Shareholders:
From Net Investment Income	(0.16)		(0.08)	(0.07)	(0.09)	(0.08)	(0.16)
From Net Realized Gain	(2.86)		(2.82)	(0.08)	—	(1.15)	—

Total Distributions	(3.02)		(2.90)	(0.15)	(0.09)	(1.23)	(0.16)

Paid-in Capital from Redemption Fees	0.00	[2]	0.00 [2]	0.02	0.00 [2]	0.01	—

Net Increase (Decrease) in Net Asset Value	(0.99)		(2.62)	2.03	4.70	(0.45)	0.84

Net Asset Value – End of Period	$20.85		$21.84	$24.46	$22.43	$17.73	$18.18

Total Investment Return[5]	9.88%	(A)	0.86%	9.76%	27.13%	4.11%	5.72%
Ratios to Average Net Assets:
Expenses After Waivers[3]	1.77%	(B)	1.95%	1.91%	1.92%	1.95%	1.89%
Expenses Before Waivers	1.77%	(B)	1.96%	1.94%	1.98%	2.03%	1.90%
Net Investment Income After Waivers[3]	0.91%	(B)	0.62%	0.28%	0.53%	0.36%	0.32%
Net Investment Income Before Waivers	0.91%	(B)	0.61%	0.25%	0.47%	0.28%	0.31%
Supplementary Data:
Portfolio Turnover Rate	22%	(A)	41%	42%	67%	97%	126%
Net Assets at End of Period (in thousands)	$28,773		$29,037	$30,384	$35,459	$26,541	$25,577

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Large Cap Technology Fund

	For the
	Six Months						For the
	Ended		For the Years Ended October 31,				Period
	April 30,						Ended
	2006						October 31,
	(unaudited)		2005	2004	2003		2002*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.82		$10.96	$11.03	$7.19		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1],[3]	(0.04)		(0.05)	(0.14)	(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments[1],[4]	1.89		1.53	0.24	3.92		(2.76)

Total from Investment Operations	1.85		1.48	0.10	3.84		(2.81)

Distributions to Shareholders:
From Net Realized Gain	(0.58)		(1.62)	(0.20)	—		—

Paid-in Capital from Redemption Fees	0.00	[2]	0.00 [2]	0.03	0.00	[2]	0.00	[2]

Net Increase (Decrease) in Net Asset Value	1.27		(0.14)	(0.07)	3.84		(2.81)

Net Asset Value – End of Period	$12.09		$10.82	$10.96	$11.03		$7.19

Total Investment Return[5]	17.56%	(A)	14.51%	1.17%	53.41%		(28.10)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[3]	1.85%	(B)	1.94%	1.95%	1.94%		1.94%	(B)
Expenses Before Waivers and Related Reimbursements	1.92%	(B)	2.74%	3.21%	4.61%		4.43%	(B)
Net Investment Loss After Waivers and Related Reimbursements[3]	(0.76)%	(B)	(0.77)%	(1.23)%	(1.11)%		(1.37)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.83)%	(B)	(1.57)%	(2.49)%	(3.78)%		(3.86)%	(B)
Supplementary Data:
Portfolio Turnover Rate	57%	(A)	100%	99%	146%		165%	(A)
Net Assets at End of Period (in thousands)	$24,624		$14,810	$6,608	$6,170		$2,485

*	From the period February 1, 2002 (commencement of operations) to October 31, 2002.
[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Fund

	For the
	Six Months
	Ended
	April 30,		For the Years Ended October 31,
	2006
	(unaudited)		2005	2004	2003	2002	2001

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$40.36		$37.68	$31.57	$21.15	$19.97	$19.46

Income (Loss) from Investment Operations:
Net Investment Loss[1],[3]	(0.22)		(0.27)	(0.17)	(0.11)	(0.25)	(0.18)
Net Realized and Unrealized Gain on Investments[1],[4]	9.52		3.51	6.30	10.50	1.50	1.34

Total from Investment Operations	9.30		3.24	6.13	10.39	1.25	1.16

Distributions to Shareholders:
From Net Realized Gain	(0.72)		(0.57)	(0.03)	—	(0.17)	(0.65)

Paid-in Capital from Redemption Fees	0.00	[2]	0.01	0.01	0.03	0.10	—

Net Increase in Net Asset Value	8.58		2.68	6.11	10.42	1.18	0.51

Net Asset Value – End of Period	$48.94		$40.36	$37.68	$31.57	$21.15	$19.97

Total Investment Return[5]	23.33%	(A)	8.63%	19.46%	49.27%	6.76%	6.87%
Ratios to Average Net Assets:
Expenses After Waivers[3]	1.40%	(B)	1.50%	1.59%	1.60%	1.94%	1.95%
Expenses Before Waivers	1.43%	(B)	1.53%	1.59%	1.60%	2.07%	2.37%
Net Investment Loss After Waivers[3]	(0.99)%	(B)	(0.56)%	(0.75)%	(0.75)%	(1.39)%	(1.34)%
Net Investment Loss Before Waivers	(1.02)%	(B)	(0.59)%	(0.75)%	(0.75)%	(1.52)%	(1.76)%
Supplementary Data:
Portfolio Turnover Rate	1%	(A)	20%	19%	16%	13%	26%
Net Assets at End of Period (in thousands)	$910,607		$805,858	$825,497	$343,824	$28,803	$16,571

[1]	Calculated based on shares outstanding on the first and last day of the respective periods,except for dividends and distributions,if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers,Inc. pursuant to a contractual expense limitation of 1.95% and fees voluntarily waived by the Distributor in an amount attributable to marketing expenses for the Fund while closed to new investors.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Financial Fund

	For the
	Six Months
	Ended
	April 30,		For the Years Ended October 31,
	2006
	(unaudited)		2005	2004	2003	2002	2001

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$32.96		$36.41	$32.56	$24.38	$20.53	$16.03

Income from Investment Operations:
Net Investment Income[1],[3]	0.05		0.23	0.13	0.05	0.15	0.42
Net Realized and Unrealized Gain on Investments[1],[4]	3.21		0.85	4.40	8.88	4.35	4.18

Total from Investment Operations	3.26		1.08	4.53	8.93	4.50	4.60

Distributions to Shareholders:
From Net Investment Income	(0.14)		(0.18)	(0.07)	(0.13)	(0.47)	(0.10)
From Net Realized Gain	(3.69)		(4.36)	(0.65)	(0.64)	(0.34)	—

Total Distributions	(3.83)		(4.54)	(0.72)	(0.77)	(0.81)	(0.10)

Paid-in Capital from Redemption Fees	0.00	[2]	0.01	0.04	0.02	0.16	—

Net Increase (Decrease) in Net Asset Value	(0.57)		(3.45)	3.85	8.18	3.85	4.50

Net Asset Value – End of Period	$32.39		$32.96	$36.41	$32.56	$24.38	$20.53

Total Investment Return[5]	10.70%	(A)	2.63%	14.29%	37.80%	23.37%	28.85%
Ratios to Average Net Assets:
Expenses After Waivers[3]	1.50%	(B)	1.55%	1.59%	1.57%	1.56%	1.53%
Expenses Before Waivers	1.50%	(B)	1.55%	1.59%	1.57%	1.56%	1.53%
Net Investment Income After Waivers[3]	0.38%	(B)	0.69%	0.40%	0.26%	0.54%	1.63%
Net Investment Income Before Waivers	0.38%	(B)	0.69%	0.40%	0.26%	0.54%	1.63%
Supplementary Data:
Portfolio Turnover Rate	3%	(A)	15%	36%	16%	44%	68%
Net Assets at End of Period (in thousands)	$378,232		$463,333	$594,625	$513,808	$319,762	$125,372

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Technology Fund

	For the
	Six Months
	Ended		For the Year	For the Period
	April 30,		Ended	Ended
	2006		October 31,	October 31,
	(unaudited)		2005	2004*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$9.46		$8.88	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1],[3]	(0.06)		(0.16)	(0.11)

Net Realized and Unrealized Gain (Loss) on Investments[1],[4]	2.00		0.70	(1.06)

Total from Investment Operations	1.94		0.54	(1.17)

Paid-in Capital from Redemption Fees	0.00	[2]	0.04	0.05

Net Increase (Decrease) in Net Asset Value	1.94		0.58	(1.12)

Net Asset Value – End of Period	$11.40		$9.46	$8.88

Total Investment Return[5]	20.51%	(A)	6.53%	(11.20)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[3]	1.94%	(B)	1.95%	1.95%	(B)
Expenses Before Waivers and Related Reimbursements	5.35%	(B)	9.14%	6.43%	(B)
Net Investment Loss After Waivers and Related Reimbursements[3]	(1.56)%	(B)	(1.68)%	(1.79)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(4.97)%	(B)	(8.87)%	(6.27)%	(B)
Supplementary Data:
Portfolio Turnover Rate	93%	(A)	246%	150%	(A)
Net Assets at End of Period (in thousands)	$3,602		$1,759	$1,440

*	For the period January 20, 2004 (commencement of operations) to October 31, 2004.
[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Gas Utility Index Fund

	For the
	Six Months				For the
	Ended		For the Years Ended		Period
	April 30,		October 31,		Ended		For the Years Ended March 31,
	2006				October 31,
	(unaudited)		2005	2004	2003*		2003	2002	2001

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$17.25		$14.67	$12.51	$10.41		$15.53	$19.42	$16.93

Income (Loss) from Investment Operations:
Net Investment Income[1,3]	0.22		0.52	0.38	0.20		0.43	0.49	0.52
Net Realized and Unrealized Gain (Loss) on Investments[1,4]	0.68		2.47	2.17	2.08		(5.12)	(1.86)	5.00

Total from Investment Operations	0.90		2.99	2.55	2.28		(4.69)	(1.37)	5.52

Distributions to Shareholders:
From Net Investment Income	(0.33)		(0.41)	(0.39)	(0.18)		(0.43)	(0.49)	(0.52)
From Net Realized Gain	—		—	—	—		—	(2.03)	(2.51)

Total Distributions	(0.33)		(0.41)	(0.39)	(0.18)		(0.43)	(2.52)	(3.03)

Paid-in Capital from Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.00	[2]	—	—	—

Net Increase (Decrease) in Net Asset Value	0.57		2.58	2.16	2.10		(5.12)	(3.89)	2.49

Net Asset Value – End of Period	$17.82		$17.25	$14.67	$12.51		$10.41	$15.53	$19.42

Total Investment Return[5]	5.27%	(A)	20.48%	20.63%	21.98%	(A)	(30.40)%	(5.90)%	32.88%
Ratios to Average Net Assets:
Expenses After Waivers[3]	0.79%	(B)	0.80%	0.85%	0.85%	(B)	0.85%	0.85%	0.85%
Expenses Before Waivers	0.79%	(B)	0.80%	0.88%	0.87%	(B)	0.86%	0.85%	0.85%
Net Investment Income After Waivers[3]	2.42%	(B)	3.18%	2.90%	3.02%	(B)	3.58%	2.88%	2.77%
Net Investment Income Before Waivers	2.42%	(B)	3.18%	2.87%	3.00%	(B)	3.57%	2.88%	2.77%
Supplementary Data:
Portfolio Turnover Rate	2%	(A)	20%	34%	5%	(A)	39%	29%	38%
Net Assets at End of Period (in thousands)	$259,768		$295,804	$220,545	$184,818		$145,663	$224,681	$269,504

*	Effective April 1, 2003, the Fund’s fiscal year end was changed to October 31.
[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 0.85%.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Fund for Government Investors

	For the
	Six Months		For the	For the
	Ended		Year	Period
	April 30,		Ended	Ended		For the Years Ended December 31,
	2006		October 31,	October 31,
	(unaudited)		2005	2004*		2003		2002	2001	2000

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Income (Loss) from Investment Operations:
Net Investment Income[1,3]	0.02		0.02	0.00	[2]	0.00	[2]	0.01	0.03	0.05
Net Realized Loss on Investments[1,4]	(0.00)[2]		(0.00)[2]	(0.00)[2]		(0.00)[2]		—	—	—

Total From Investment Operations	0.02		0.02	0.00	[2]	0.00	[2]	0.01	0.03	0.05

Distributions to Shareholders:
From Net Investment Income	(0.02)		(0.02)	(0.00)[2]		(0.00)[2]		(0.01)	(0.03)	(0.05)

Net Asset Value – End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total Investment Return[5]	1.69%	(A)	1.96%	0.42%	(A)	0.42%		1.03%	3.25%	5.27%
Ratios to Average Net Assets:
Expenses After Waivers[3]	0.84%	(B)	0.76%	0.75%	(B)	0.75%		0.75%	0.75%	0.75%
Expenses Before Waivers	0.84%	(B)	0.86%	0.85%	(B)	0.82%		0.75%	0.75%	0.75%
Net Investment Income After Waivers[3]	3.38%	(B)	1.92%	0.50%	(B)	0.43%		1.03%	3.25%	5.17%
Net Investment Income Before Waivers	3.38%	(B)	1.82%	0.40%	(B)	0.36%		1.03%	3.25%	5.17%
Supplementary Data:
Net Assets at End of Period (in thousands)	$230,966		$251,675	$288,761		$341,413		$454,247	$484,682	$555,711

*	Effective March 1, 2004, the Fund’s fiscal year end changed to October 31.
[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Less than $0.01
[3]	Prior to November 1, 2005, reflects fees waived by the Adviser pursuant to a contractual advisory fee waiver of 0.10%.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Schedule of Shareholder Expenses
(unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 through April 30, 2006).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended April 30, 2006” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The FBR Funds

Schedule of Shareholder Expenses (continued)
(unaudited)

				Expenses Paid
	Net Expense	Beginning	Ending	During the
	Ratio	Account	Account	Six Months
	Annualized	Value	Value	Ended
	April 30, 2006	November 1, 2005	April 30, 2006	April 30, 2006*

Pegasus Fund**
Actual	1.93%	$1,000.00	$1,145.50	$9.47
Hypothetical	1.93	1,000.00	1,015.22	9.64
Large Cap Financial Fund
Actual	1.77	1,000.00	1,098.80	9.21
Hypothetical	1.77	1,000.00	1,016.02	8.85
Large Cap Technology Fund
Actual	1.85	1,000.00	1,175.60	9.98
Hypothetical	1.85	1,000.00	1,015.62	9.25
Small Cap Fund
Actual	1.40	1,000.00	1,233.30	7.75
Hypothetical	1.40	1,000.00	1,017.85	7.00
Small Cap Financial Fund
Actual	1.50	1,000.00	1,107.00	7.84
Hypothetical	1.50	1,000.00	1,017.36	7.50
Small Cap Technology Fund
Actual	1.94	1,000.00	1,205.10	10.61
Hypothetical	1.94	1,000.00	1,015.17	9.69
Gas Utility Index Fund
Actual	0.79	1,000.00	1,052.70	4.02
Hypothetical	0.79	1,000.00	1,020.88	3.96
Fund for Government Investors
Actual	0.84	1,000.00	1,016.90	4.20
Hypothetical	0.84	1,000.00	1,020.63	4.21

*     Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-        year then divided by 365.

** Represents the period from commencement of operations (November 15, 2005) through April 30, 2006.

The FBR Funds

Notes to Financial Statements
(unaudited)

1. Organization

The FBR Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. The Trust was organized as a business trust under the laws of the State of Delaware on September 29, 2003. The Trust currently consists of eight series which represent interests in one of the following investment portfolios: FBR Pegasus FundTM (“Pegasus Fund”), FBR Large Cap Financial Fund (“Large Cap Financial Fund”), FBR Large Cap Technology Fund (“Large Cap Technology Fund”), FBR Small Cap Fund (“Small Cap Fund”), FBR Small Cap Financial Fund (“Small Cap Financial Fund”), FBR Small Cap Technology Fund (“Small Cap Technology Fund”), FBR Gas Utility Index Fund (“Gas Utility Index Fund”) and FBR Fund for Government Investors (“Money Market Fund”), (each a “Fund” and collectively, the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value which may be issued in more than one class or series. Each Fund offers one class of shares, which is offered as no-load shares.

The Pegasus Fund, a non-diversified fund, intends to invest in the stocks of companies of any size without regard to market capitalization. The investment objective of the Fund is capital appreciation.

The Large Cap Financial Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of large capitalization (“large-cap”) companies principally engaged in the business of financial services. The investment objective of the Fund is capital appreciation.

The Large Cap Technology Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of large-cap companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The investment objective of the Fund is long-term capital appreciation.

The Small Cap Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of small capitalization (“small-cap”) companies. The investment objective of the Fund is capital appreciation.

The Small Cap Financial Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of small-cap companies principally engaged in the business of providing financial services to consumers and industry. The investment objective of the Fund is capital appreciation.

The Small Cap Technology Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of small-cap companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The investment objective of the Fund is long-term capital appreciation.

The Gas Utility Index Fund, a diversified fund, intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. The investment objective of the Fund is income and capital appreciation.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The Money Market Fund, a diversified fund, intends to invest at least 95% of its total assets in fixed-rate and floating-rate short-term instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such instruments. The investment objective of the Fund is current income consistent with liquidity and preservation of capital.

2. Significant Accounting Policies

 The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Share Valuation — The NAV of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV. The Funds, except for the Money Market Fund, charge a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Expenses — The Funds pay all operational expenses, which are either charged directly to a Fund for which the expense is attributable or are allocated proportionately among the Funds based on allocation methods approved by the Board.

Distributions to Shareholders — Each Fund, except the Gas Utility Index Fund and Money Market Fund, declares and pays any dividends from its net investment income, if any, annually. The Gas Utility Index Fund declares and pays any such dividends quarterly.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The Money Market Fund declares dividends each day the Fund is open for business and pays monthly. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Options — Each Fund, except the Gas Utility Index Fund and Money Market Fund, may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions.

The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund’s involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund’s activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks. The Funds had no outstanding options at April 30, 2006.

Repurchase Agreements — The Pegasus Fund, Large Cap Financial Fund, Large Cap Technology Fund, Small Cap Fund, Small Cap Financial Fund, Small Cap Technology

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

Fund and Gas Utility Index Fund (collectively the “Equity Funds”) have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the adviser considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Securities Lending — Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at April 30,2006.

Line of Credit — The Trust has a line of credit (“Credit Agreement”) with Custodial Trust Company (“CTC”) for temporary or emergency purposes. Under the Credit Agreement, CTC provides a line of credit in an amount up to the maximum amount permitted under the 1940 Act and each Fund’s prospectus. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at 100 basis points (100 basis points = 1%) over the Fed Funds Rate, except for the Gas Utility Index Fund and the Money Market Fund, which bear interest at 100 basis points over the LIBOR (London Inter-Bank Offer Rate). The Funds had no borrowings outstanding at April 30, 2006.

Other — In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. Transactions with Affiliates

Investment Adviser — FBR Fund Advisers, Inc. (“Fund Advisers”) serves as investment adviser to the Funds. For its advisory services, Fund Advisers receives a monthly fee at an annual rate of 0.90% of the average daily net assets of the Pegasus Fund, Large Cap Financial Fund, Large Cap Technology Fund, Small Cap Fund, Small Cap Financial Fund and Small Cap Technology Fund, and at an annual rate of 0.40% of the average daily net

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

assets of the Gas Utility Index Fund. The Money Market Fund pays a management fee at an annual rate based on the Fund’s average daily net assets of 0.50% on the first $500 million, 0.45% on the next $250 million, 0.40% on the next $250 million, and 0.35% on net assets over $1 billion.

Fund Advisers has contractually agreed to limit each Fund’s total operating expenses to 1.95% of each Fund’s average daily net assets, except for the Gas Utility Index Fund and Money Market Fund, which Fund Advisers has contractually agreed to limit total operating expenses to 0.85% and 1.00% of average daily net assets, respectively. Fund Advisers has agreed to maintain these limitations with regard to each Fund through November 1, 2006.

Fund Advisers has retained Akre Capital Management, LLC (“ACM”) as investment sub-adviser to the Small Cap Fund. In this capacity, subject to the supervision of Fund Advisers and the Board, ACM directs the investments of the Small Cap Fund’s assets, continually conducts investment research and supervision for the Small Cap Fund, and is responsible for the purchase and sale of the Small Cap Fund’s investments. For these services, Fund Advisers (and not the Fund) pays ACM a fee out of the Adviser’s advisory fee.

Administrator — Effective November 1, 2005, the Trust, on behalf of the Funds, entered into an Administration Agreement (“Agreement”) with Fund Advisers to provide day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code, oversight of the service providers and preparing the Funds’ registration statements. Pursuant to the Agreement, Fund Advisers receives a fee of 0.06% on the first $2 billion of total average daily net assets of the Funds, 0.05% on the next $1 billion of total average daily net assets of the Funds and 0.035% on the Funds’ average daily net assets in excess of $3 billion. Fund Advisers also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds. Fund Advisers compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Investment Adviser or Administrator. As of November 1, 2005, the Funds have contracted directly with a third party, Integrated Fund Services, Inc., for transfer agency and fund accounting services, and the Funds pay for all operating costs.

Plan of Distribution — The Trust, on behalf of each Fund, except the Gas Utility Index Fund and Money Market Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Distributor has voluntarily agreed to waive a portion of the distribution fees payable by the Small Cap Fund in an amount attributable to marketing expenses for the Fund until such time as the Fund is reopened to new investors.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

Brokerage Commissions — For the six months ended April 30, 2006, the Small Cap Financial Fund paid $13,504 in brokerage commissions from portfolio transactions to Friedman, Billings, Ramsey and Co., Inc. (FBR & Co.), an affiliate of Fund Advisers and the Distributor. No other Fund paid commissions to FBR & Co. during the period.

Trustees’ Fees — Each Trustee of the Trust who is not an employee of the Adviser or affiliate of the Adviser receives an annual retainer fee of $14,000 and an additional meeting fee of $2,250 for each quarterly meeting attended. In addition, each Trustee that serves on the Audit Committee or Nominating Committee receives a meeting fee of $1,000 for attendance at the meeting. If a Trustee participates by teleconference, the meeting fee is 50% of the respective meeting fee. The Chairman of the Board, an independent Trustee, receives an additional $1,000 for each meeting attended.

4. Investment Transactions

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

	Purchases	Sales

Pegasus Fund	$5,797,570	$1,175,711
Large Cap Financial Fund	10,935,031	5,776,104
Large Cap Technology Fund	17,857,503	11,452,584
Small Cap Fund	10,239,708	106,508,909
Small Cap Financial Fund	12,809,400	66,151,548
Small Cap Technology Fund	3,705,694	2,344,876
Gas Utility Index Fund	6,349,056	73,104,515

5. Federal Income Taxes

 It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of nets assets for tax purposes may differ from those reflected in the Funds’

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

financial statements. These book/tax differences may be temporary or permanent in nature. Reclassifications for these differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share. Tax-basis distributions and net asset balances are determined at the Funds’fiscal year-end.

Unused capital loss carryforwards as of October 31, 2005, were as follows:

		Fund for
	Gas Utility	Government
	Index Fund	Investors

October 31, 2011	$17,046,614	$23,854
October 31, 2012	$1,561,301	$165,106
October 31, 2013	$–	$970

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of April 30, 2006, the Federal Tax cost of securities and the resulting net unrealized appreciation are as follows:

		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Pegasus Fund	$5,100,506	$357,770	$(49,359)	$308,411
Large Cap Financial Fund	24,497,562	4,610,852	(326,687)	4,284,165
Large Cap Technology Fund	22,967,431	2,405,610	(469,432)	1,936,178
Small Cap Fund	530,007,781	392,587,073	(9,333,412)	383,253,661
Small Cap Financial Fund	272,064,286	113,219,594	(5,785,465)	107,434,129
Small Cap Technology Fund	3,419,835	260,431	(78,320)	182,111
Gas Utility Index Fund	155,380,190	107,628,468	(4,580,240)	103,048,228
Fund for Government Investors	209,410,748	—	—	—

6. Investments in Affiliates

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the six months ended April 30, 2006, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/05	Purchases	Sales	4/30/06	Gain	Dividends	4/30/06	Cost

FBR Small Cap Fund
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	$31,228,160	$4,511,967
FBR Small Cap Financial Fund
ITLA Capital Corp.	301,902	5,008	27,000	279,910	$781,557	$41,987	14,331,393	8,658,030

The FBR Funds

Important Supplemental Information
(unaudited)

Proxy Voting Guidelines

Fund Advisers is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures Fund Advisers uses in fulfilling this responsibility is included in the Funds’ Statement of Additional Information and is available without charge, upon request, by calling 888.888.0025. The policies and procedures are also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 888.888.0025 and is also available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website, beginning with the July 31, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 888.888.0025.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

THE FBR FUNDS
888.888.0025
funds@fbr.com
www.fbrfunds.com

Investment Adviser and Administrator
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Custodian
CARDINAL BANK
8270 GREENSBORO DRIVE
McLEAN, VIRGINIA 22102

Transfer Agent
INTEGRATED FUND SERVICES, INC.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accountants
TAIT, WELLER, AND BAKER LLP
1818 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103

This report is not authorized
for distribution to prospective
investors unless it is preceded or
accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Contained in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Board of Trustees of the Trust has adopted Policies for Consideration of Board Member Candidates (the “Policies”). Generally, the Policies provide that, while the Nominating Committee (the “Committee”) is solely responsible for evaluating, selecting and nominating candidates to serve on the Board, the Committee may consider nominations from shareholders. Such nominations must be submitted by eligible shareholders and satisfy certain requirements as set forth in the Policies.

Among other requirements, each eligible shareholder may submit a candidate so long as it is received by the Committee within one year immediately preceding the Committee’s consideration of Board member candidates and such recommendation is delivered to the Trust’s Secretary, at 1001 Nineteenth Street North, Arlington, VA 22209. Additionally, any shareholder submitting a candidate must beneficially own securities of the Trust and must be eligible to vote both at the time of submission of the candidate and at the time of the Board member election. Such securities must continue to be held through the date of the meeting.

A shareholder’s submission to the Secretary of the Trust must include, among other information: (a) contact information for the nominating shareholder; (b) a certification from the nominating shareholder which provides the number of shares which the person or group has: (i) sole power to vote or direct the vote; (ii) shared power to vote or direct the vote; (iii) sole power to dispose or direct the disposition of such shares; and (iv) shared power to dispose or direct the disposition of such shares; (c) the candidate’s contact information and the number of applicable Trust shares owned by the candidate; (d) all information regarding the candidate that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934, as amended; and (e) a notarized letter executed by the candidate, stating his or her intention to serve as a candidate and be named in the Trust’s proxy statement, if so designated by the Committee and the Trust’s Board. It shall be in the Committee’s sole discretion whether to seek corrections of a deficient submission or to exclude a candidate for consideration.

For additional information, please contact the Trust at 888.888.0025.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant's PFO and PEO have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There were no changes in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)	(1) Not applicable.
(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.
(3) Not applicable.
(b)	(1) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002: Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           The FBR Funds
——————————————————————

By (Signature and Title)*	/s/ Susan L. Silva	June 27, 2006

	Susan L. Silva	Date
Treasurer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David H. Ellison	June 27, 2006

	David H. Ellison	Date
President
The FBR Funds
(Principal Executive Officer)

By (Signature and Title)	/s/ Susan L. Silva	June 27, 2006

	Susan L. Silva	Date
Treasurer
The FBR Funds
(Principal Financial Officer and Accounting Officer)